Vanguard® Core-Plus Bond Fund
Schedule of Investments (unaudited)
As of June 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (35.9%)
U.S. Government Securities (11.0%)
	United States Treasury Note/Bond	4.000%	12/15/25	3,095	3,055
	United States Treasury Note/Bond	3.750%	4/15/26	2,623	2,576
	United States Treasury Note/Bond	3.625%	5/15/26	2,530	2,478
	United States Treasury Note/Bond	0.750%	5/31/26	3,927	3,642
	United States Treasury Note/Bond	1.125%	10/31/26	1,737	1,603
	United States Treasury Note/Bond	1.250%	11/30/26	1,689	1,560
	United States Treasury Note/Bond	1.625%	11/30/26	1,678	1,564
	United States Treasury Note/Bond	1.875%	2/28/27	3,922	3,658
	United States Treasury Note/Bond	0.500%	4/30/27	1,505	1,345
	United States Treasury Note/Bond	2.750%	4/30/27	1,806	1,721
	United States Treasury Note/Bond	1.250%	4/30/28	5,000	4,442
	United States Treasury Note/Bond	4.000%	7/31/30	1,844	1,809
	United States Treasury Note/Bond	4.125%	8/31/30	1,363	1,346
	United States Treasury Note/Bond	4.625%	9/30/30	1,779	1,804
	United States Treasury Note/Bond	4.375%	11/30/30	2,181	2,183
	United States Treasury Note/Bond	4.000%	1/31/31	1,297	1,271
	United States Treasury Note/Bond	4.250%	2/28/31	1,724	1,714
	United States Treasury Note/Bond	3.875%	8/15/33	1,300	1,251
	United States Treasury Note/Bond	2.000%	11/15/41	187	128
[1]	United States Treasury Note/Bond	3.250%	5/15/42	1,866	1,551
	United States Treasury Note/Bond	2.750%	8/15/42	737	566
	United States Treasury Note/Bond	2.750%	11/15/42	347	266
	United States Treasury Note/Bond	3.125%	2/15/43	2,500	2,023
	United States Treasury Note/Bond	3.875%	2/15/43	1,089	984
	United States Treasury Note/Bond	3.875%	5/15/43	1,533	1,383
	United States Treasury Note/Bond	3.750%	11/15/43	670	592
	United States Treasury Note/Bond	3.625%	2/15/44	674	584
	United States Treasury Note/Bond	3.375%	5/15/44	685	570
	United States Treasury Note/Bond	3.125%	8/15/44	1,166	931
	United States Treasury Note/Bond	3.000%	11/15/44	1,175	917
	United States Treasury Note/Bond	2.500%	2/15/45	1,233	879
	United States Treasury Note/Bond	3.000%	5/15/45	930	723
	United States Treasury Note/Bond	2.875%	11/15/46	233	175
	United States Treasury Note/Bond	3.000%	2/15/47	969	743
	United States Treasury Note/Bond	2.750%	8/15/47	521	380
	United States Treasury Note/Bond	2.750%	11/15/47	516	375
	United States Treasury Note/Bond	3.000%	2/15/48	589	448
	United States Treasury Note/Bond	3.125%	5/15/48	653	508
	United States Treasury Note/Bond	3.375%	11/15/48	836	679
	United States Treasury Note/Bond	3.000%	2/15/49	900	682
	United States Treasury Note/Bond	2.000%	2/15/50	900	546
	United States Treasury Note/Bond	1.250%	5/15/50	964	477
					56,132
Conventional Mortgage-Backed Securities (22.1%)
[2,3]	Freddie Mac Gold Pool	3.000%	8/1/45–4/1/47	2,452	2,150
[2,3]	Freddie Mac Gold Pool	4.000%	6/1/48–7/1/48	394	368
[2]	Ginnie Mae II Pool	2.000%	11/20/50–6/20/52	5,418	4,371
[2,4]	Ginnie Mae II Pool	2.500%	6/20/50–7/15/54	5,902	4,913
[2,5]	Ginnie Mae II Pool	3.000%	9/20/50–4/20/52	3,949	3,428
[2]	Ginnie Mae II Pool	3.500%	4/20/52	3,108	2,799
[2]	Ginnie Mae II Pool	4.000%	7/20/47–10/20/52	2,392	2,219
[2]	Ginnie Mae II Pool	4.500%	4/20/48–2/20/53	2,213	2,116
[2,4]	Ginnie Mae II Pool	5.000%	7/15/54	1,500	1,460
[2,4]	Ginnie Mae II Pool	5.500%	7/15/54	1,500	1,488
[2,4]	Ginnie Mae II Pool	6.000%	7/15/54	1,000	1,004
[2,4]	Ginnie Mae II Pool	6.500%	8/20/32–8/15/54	500	507
[2,4]	Ginnie Mae II Pool	7.000%	7/15/54	500	509
[2,3]	UMBS Pool	1.500%	3/1/36–7/1/51	6,334	5,065
[2,3,4]	UMBS Pool	2.000%	10/1/35–7/25/54	29,330	23,591
[2,3,4]	UMBS Pool	2.500%	10/1/35–7/25/54	19,728	16,470
[2,3,4]	UMBS Pool	3.000%	2/1/37–7/25/54	16,544	14,461
[2,3,4]	UMBS Pool	3.500%	7/1/32–8/25/54	7,004	6,313

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3,4]	UMBS Pool	4.000%	4/1/43–7/25/54	5,354	4,987
[2,3,4]	UMBS Pool	4.500%	7/25/39–7/25/54	4,864	4,707
[2,3]	UMBS Pool	5.000%	12/1/48–10/1/52	3,479	3,400
[2,3]	UMBS Pool	5.500%	10/1/52–11/1/52	4,232	4,194
[2,3,4]	UMBS Pool	6.500%	10/1/53–7/25/54	2,210	2,263
[2,3,4]	UMBS Pool	7.000%	7/25/54	500	514
					113,297
Nonconventional Mortgage-Backed Securities (2.8%)
[2,3]	Fannie Mae REMICS	3.500%	3/25/43–10/25/44	1,611	1,458
[2,3]	Fannie Mae REMICS	4.500%	8/25/49	206	198
[2,3]	Freddie Mac REMICS	2.250%	8/25/49	1,743	1,502
[2,3]	Freddie Mac REMICS	2.500%	10/15/46–4/25/50	3,454	2,875
[2,3]	Freddie Mac REMICS	3.000%	6/15/44–12/15/46	4,690	4,011
[2,3]	Freddie Mac REMICS	3.500%	8/15/47–10/15/47	3,993	3,567
[2]	Ginnie Mae REMICS	4.500%	5/20/52	800	745
					14,356
Total U.S. Government and Agency Obligations (Cost $187,240)					183,785
Asset-Backed/Commercial Mortgage-Backed Securities (7.2%)
[2]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/28	90	90
[2,6]	Ally Auto Receivables Trust Series 2023-1	5.760%	1/15/29	40	40
[2,6]	Ally Auto Receivables Trust Series 2023-1	5.960%	3/15/29	30	30
[2,6]	Ally Auto Receivables Trust Series 2023-1	6.740%	4/15/34	20	20
[2,6]	Ally Auto Receivables Trust Series 2023-A	7.330%	1/17/34	60	62
[2,6]	Ally Auto Receivables Trust Series 2024-1	5.800%	2/16/32	20	20
[2]	AmeriCredit Automobile Receivables Trust Series 2023-2	6.000%	7/18/29	190	192
[2]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.380%	6/18/29	140	140
[2,6]	Aventura Mall Trust Series 2018-AVM	4.249%	7/5/40	130	123
[2,6]	Avis Budget Rental Car Funding AESOP LLC Series 2022-5A	6.240%	4/20/27	40	40
[2,6]	Avis Budget Rental Car Funding AESOP LLC Series 2023-1A	6.230%	4/20/29	100	100
[2,6]	Avis Budget Rental Car Funding AESOP LLC Series 2023-2A	6.180%	10/20/27	100	99
[2,6]	Avis Budget Rental Car Funding AESOP LLC Series 2023-5A	5.780%	4/20/28	170	171
[2,6]	Avis Budget Rental Car Funding AESOP LLC Series 2023-7A	5.900%	8/21/28	100	101
[2,6]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/30	140	143
[2,6]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	5.360%	6/20/30	150	149
[2,6]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	5.850%	6/20/30	110	110
[2,6]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	6.480%	6/20/30	100	101
[2]	BANK Series 2019-BNK16	4.005%	2/15/52	80	75
[2]	BANK Series 2019-BNK23	2.920%	12/15/52	1,300	1,150
[2]	BANK Series 2022-BNK40	3.506%	3/15/64	460	405
[2]	BANK Series 2022-BNK43	4.399%	8/15/55	770	719
[2]	BANK Series 2023-5YR3	6.724%	9/15/56	100	105
[2]	BANK Series 2024-5YR7	5.769%	6/15/57	500	507
[2]	BANK Series 2024-BNK47	5.716%	6/15/57	750	771
[2,6]	Bank of America Auto Trust Series 2023-1A	5.390%	7/16/29	160	161
[2,6]	Bayview Opportunity Master Fund VII Trust Series 2024-SN1	6.360%	7/16/29	40	40
[2]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/54	100	83
[2]	BBCMS Mortgage Trust Series 2022-C16	4.600%	6/15/55	200	191
[2]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/57	360	369
[2]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/57	200	205
[2]	BBCMS Mortgage Trust Series 2024-C24	5.419%	2/15/57	280	282
[2]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/57	260	271
[2]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	170	159
[2]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/55	750	708
[2]	Benchmark Mortgage Trust Series 2023-B38	5.525%	4/15/56	100	101
[2]	Benchmark Mortgage Trust Series 2023-V3	6.363%	7/15/56	230	237
[2]	Benchmark Mortgage Trust Series 2024-V6	5.926%	3/15/29	300	306
[2]	BMO Mortgage Trust Series 2023-5C2	7.296%	11/15/56	150	160
[2]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/56	700	740
[2]	BMO Mortgage Trust Series 2024-5C3	5.739%	2/15/57	390	395
[2]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/57	620	649
[2]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/57	600	612
[2,6]	BPR Trust Series 2023-BRK2	7.146%	10/5/38	200	207
[2,6]	BX Trust Series 2019-OC11	3.202%	12/9/41	80	71
[2]	CarMax Auto Owner Trust Series 2023-1	4.650%	1/16/29	70	69
[2]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/29	260	261
[2]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	1,130	1,054
[2]	CD Mortgage Trust Series 2018-CD7	4.013%	8/15/51	209	198
[2]	CD Mortgage Trust Series 2018-CD7	5.004%	8/15/51	50	44

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,6]	Chase Auto Owner Trust Series 2024-1A	5.050%	10/25/29	40	40
[2,6]	Chase Auto Owner Trust Series 2024-1A	5.160%	11/26/29	10	10
[2,6]	Chase Auto Owner Trust Series 2024-1A	5.360%	1/25/30	10	10
[2,6]	Chase Auto Owner Trust Series 2024-1A	5.870%	6/25/31	20	20
[2,6]	Chase Auto Owner Trust Series 2024-3A	5.280%	1/25/30	50	50
[2]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	1,300	1,264
[2,6]	Citizens Auto Receivables Trust Series 2023-1	5.780%	10/15/30	370	374
[2,6]	Citizens Auto Receivables Trust Series 2024-1	5.030%	10/15/30	50	50
[2,6,7]	Connecticut Avenue Securities Trust Series 2023-R07, SOFR30A + 1.950%	7.285%	9/25/43	50	50
[2,6,7]	Connecticut Avenue Securities Trust Series 2023-R08, SOFR30A + 1.500%	6.835%	10/25/43	67	67
[2,6,7]	Connecticut Avenue Securities Trust Series 2024-R01, SOFR30A + 1.050%	6.385%	1/25/44	170	170
[2,6,7]	Connecticut Avenue Securities Trust Series 2024-R02, SOFR30A + 1.100%	6.435%	2/25/44	18	18
[2,6,7]	Connecticut Avenue Securities Trust Series 2024-R04, SOFR30A + 1.000%	6.335%	5/25/44	30	30
[2,6]	DB Master Finance LLC Series 2019-1A	4.352%	5/20/49	48	45
[2,6]	DLLAA LLC Series 2023-1A	5.640%	2/22/28	230	231
[2,6]	DLLAA LLC Series 2023-1A	5.730%	10/20/31	130	131
[2,6]	DLLST LLC Series 2024-1A	4.930%	4/22/30	20	20
[2,6]	Domino's Pizza Master Issuer LLC Series 2019-1A	3.668%	10/25/49	86	79
[2]	Drive Auto Receivables Trust Series 2024-1	5.310%	1/16/29	80	80
[2]	Drive Auto Receivables Trust Series 2024-1	5.430%	11/17/31	90	89
[2,6]	Enterprise Fleet Financing LLC Series 2023-3	6.410%	6/20/30	50	52
[2]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/31	140	141
[2]	First National Master Note Trust Series 2023-2	5.770%	9/15/29	70	71
[2]	First National Master Note Trust Series 2024-1	5.340%	5/15/30	130	131
[2]	Ford Credit Auto Lease Trust Series 2023-B	6.200%	2/15/27	140	141
[2]	Ford Credit Auto Lease Trust Series 2023-B	6.430%	4/15/27	190	193
[2]	Ford Credit Auto Lease Trust Series 2024-A	5.290%	6/15/27	70	70
[2,6]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/34	150	146
[2,6]	Ford Credit Auto Owner Trust Series 2023-2	5.280%	2/15/36	210	212
[2]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/29	110	110
[2]	Ford Credit Auto Owner Trust Series 2023-C	5.930%	8/15/29	70	71
[2]	Ford Credit Auto Owner Trust Series 2023-C	6.370%	5/15/31	70	72
[2,6]	Ford Credit Auto Owner Trust Series 2024-1	4.870%	8/15/36	100	99
[2,6]	Ford Credit Auto Owner Trust Series 2024-1	5.240%	8/15/36	100	99
[2]	Ford Credit Auto Owner Trust Series 2024-A	5.260%	11/15/29	100	100
[2]	Ford Credit Auto Owner Trust Series 2024-B	5.230%	5/15/30	100	100
[2,6]	Ford Credit Floorplan Master Owner Trust A Series 2024-1	5.480%	4/15/29	100	100
[2,6]	Ford Credit Floorplan Master Owner Trust A Series 2024-2	5.240%	4/15/31	320	323
[2,6]	Ford Credit Floorplan Master Owner Trust A Series 2024-2	5.560%	4/15/31	100	101
[2,3]	Freddie Mac Multifamily WI Certificates Series K164	5.000%	8/25/34	4,600	4,649
[2,3,6,7]	Freddie Mac STACR REMICS Trust Series 2023-HQA3, SOFR30A + 1.850%	7.185%	11/25/43	39	39
[2,3,6,7]	Freddie Mac STACR REMICS Trust Series 2023-HQA3, SOFR30A + 1.850%	7.185%	11/25/43	27	27
[2,3,6,7]	Freddie Mac STACR REMICS Trust Series 2024-DNA1, SOFR30A + 1.350%	6.685%	2/25/44	96	97
[2,3,6,7]	Freddie Mac STACR REMICS Trust Series 2024-DNA2, SOFR30A + 1.250%	6.585%	5/25/44	148	148
[2,3,6,7]	Freddie Mac STACR REMICS Trust Series 2024-HQA1, SOFR30A + 1.250%	6.585%	3/25/44	78	79
[2,6]	GCAT Trust Series 2022-INV3	4.000%	8/25/52	436	388
[2,6]	GCAT Trust Series 2022-INV3	4.500%	8/25/52	309	283
[2]	GM Financial Automobile Leasing Trust Series 2023-3	5.880%	8/20/27	90	91
[2]	GM Financial Automobile Leasing Trust Series 2024-1	5.330%	3/20/28	70	70
[2]	GM Financial Automobile Leasing Trust Series 2024-2	5.560%	5/22/28	30	30
[2]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	5.320%	10/16/28	180	180
[2]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.340%	12/18/28	220	221
[2]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	5.160%	8/16/29	10	10
[2]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.280%	10/16/29	20	20
[2,6]	GM Financial Revolving Receivables Trust Series 2023-2	5.770%	8/11/36	180	185
[2,6]	GM Financial Revolving Receivables Trust Series 2023-2	6.210%	8/11/36	70	72
[2,6]	GM Financial Revolving Receivables Trust Series 2024-1	5.230%	12/11/36	30	30
[2,6]	GMF Floorplan Owner Revolving Trust Series 2024-1A	5.330%	3/15/29	50	50
[2,6]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/31	250	250
[2,6]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.350%	3/15/31	20	20
[2,6]	GreatAmerica Leasing Receivables Funding LLC Series 2024-1	5.080%	12/16/30	30	30
[2]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	110	97
[2,6]	Hertz Vehicle Financing LLC Series 2022-2A	2.330%	6/26/28	100	92
[2,6]	HPEFS Equipment Trust Series 2024-1A	5.820%	11/20/31	250	250
[2,6]	Hyundai Auto Lease Securitization Trust Series 2024-A	5.350%	5/15/28	270	269
[2]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/29	110	111
[2]	Hyundai Auto Receivables Trust Series 2023-C	6.010%	12/17/29	250	256
[2]	Hyundai Auto Receivables Trust Series 2024-A	5.270%	7/15/31	50	50
[2]	John Deere Owner Trust Series 2023-B	5.110%	5/15/30	110	110
[2,6]	Kubota Credit Owner Trust Series 2023-2A	5.230%	6/15/28	100	100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,6]	Kubota Credit Owner Trust Series 2024-1A	5.200%	1/15/30	100	100
[2,6]	LAD Auto Receivables Trust Series 2024-2A	5.500%	7/16/29	20	20
[2,6]	LAD Auto Receivables Trust Series 2024-2A	5.660%	10/15/29	10	10
[2,6]	LAD Auto Receivables Trust Series 2024-2A	6.370%	10/15/31	10	10
[2,6]	M&T Bank Auto Receivables Trust Series 2024-1A	5.150%	2/17/32	100	100
[2]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/51	130	124
[2,6]	Morgan Stanley Residential Mortgage Loan Trust Series 2023-1	4.000%	2/25/53	3,615	3,224
[2]	MSWF Commercial Mortgage Trust Series 2023-2	6.014%	12/15/56	520	547
[2,6,7]	Navient Student Loan Trust Series 2023-BA, SOFR30A + 1.700%	7.033%	3/15/72	8	8
[2,6]	Navistar Financial Dealer Note Master Owner Trust Series 2024-1	5.590%	4/25/29	30	30
[2,6]	OBX Trust Series 2022-INV5	4.000%	10/25/52	138	123
[2,6]	Palisades Center Trust Series 2016-PLSD	2.713%	4/13/33	250	155
[2,6]	PFS Financing Corp. Series 2023-B	5.270%	5/15/28	130	130
[2,6]	PFS Financing Corp. Series 2023-C	5.520%	10/15/28	100	100
[2,6]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/39	98	93
[2,6]	Progress Residential Trust Series 2022-SFR5	4.896%	6/17/39	100	98
[2,6]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/41	100	92
[2,6]	Progress Residential Trust Series 2024-SFR3	3.000%	6/17/41	70	63
[2,4,6]	Progress Residential Trust Series 2024-SFR4	3.100%	7/9/29	200	180
[2]	Santander Drive Auto Receivables Trust Series 2023-1	5.090%	5/15/30	70	69
[2]	Santander Drive Auto Receivables Trust Series 2023-6	5.980%	4/16/29	50	51
[2]	Santander Drive Auto Receivables Trust Series 2023-6	6.400%	3/17/31	40	41
[2]	Santander Drive Auto Receivables Trust Series 2024-1	5.230%	12/15/28	50	50
[2]	Santander Drive Auto Receivables Trust Series 2024-1	5.450%	3/15/30	40	40
[2]	Santander Drive Auto Receivables Trust Series 2024-2	5.840%	6/17/30	50	50
[2]	Santander Drive Auto Receivables Trust Series 2024-2	6.280%	8/15/31	60	61
[2]	Santander Drive Auto Receivables Trust Series 2024-3	5.550%	9/17/29	140	140
[2]	Santander Drive Auto Receivables Trust Series 2024-3	5.640%	8/15/30	150	150
[2]	Santander Drive Auto Receivables Trust Series 2024-3	5.970%	10/15/31	160	160
[2,6]	SBNA Auto Lease Trust Series 2023-A	6.520%	4/20/28	90	92
[2,6]	SBNA Auto Lease Trust Series 2024-B	5.550%	12/20/28	40	40
[2,6]	SBNA Auto Receivables Trust Series 2024-A	5.290%	9/17/29	70	70
[2,6]	SBNA Auto Receivables Trust Series 2024-A	5.590%	1/15/30	30	30
[2,6]	SBNA Auto Receivables Trust Series 2024-A	6.040%	4/15/30	30	30
[2,6]	SCCU Auto Receivables Trust Series 2023-1A	5.700%	8/15/29	20	20
[2,6]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.380%	1/21/31	80	80
[2,6]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.510%	1/20/32	30	30
[2,6]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.260%	8/20/30	30	30
[2,6]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.410%	8/20/30	30	30
[2,6]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.540%	2/20/32	30	30
[2,6]	SMB Private Education Loan Trust Series 2024-A	5.240%	3/15/56	98	97
[2,6]	SMB Private Education Loan Trust Series 2024-C	5.500%	6/17/52	49	50
[2,6]	Subway Funding LLC Series 2024-1A	6.028%	7/30/54	280	282
[2,6]	Subway Funding LLC Series 2024-1A	6.268%	7/30/54	160	162
[2,6]	Subway Funding LLC Series 2024-1A	6.505%	7/30/54	140	143
[2]	Synchrony Card Funding LLC Series 2023-A2	5.740%	10/15/29	450	455
[2,6]	Tesla Auto Lease Trust Series 2023-B	6.220%	3/22/27	60	61
[2,6]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	2/20/29	30	30
[2,6]	Tesla Electric Vehicle Trust Series 2023-1	5.820%	5/20/31	30	30
[2,4,6]	TIF Funding III LLC Series 2024-2A	5.540%	7/20/49	160	159
[2,6]	Toyota Auto Loan Extended Note Trust Series 2024-1A	5.160%	11/25/36	230	231
[2,6]	Trinity Rail Leasing LLC Series 2024-1A	5.780%	5/19/54	199	200
[2,6]	Verizon Master Trust Series 2023-6	5.350%	9/22/31	140	142
[2,6]	Verizon Master Trust Series 2024-2	4.830%	12/22/31	280	277
[2,6]	Verizon Master Trust Series 2024-2	5.080%	12/22/31	190	187
[2,6]	Verizon Master Trust Series 2024-2	5.320%	12/22/31	230	227
[2,6]	Verizon Master Trust Series 2024-5	5.000%	6/21/32	260	259
[2,6]	Verizon Master Trust Series 2024-5	5.250%	6/21/32	130	130
[2]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.010%	1/22/30	330	329
[2]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	120	115
[2]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	330	318
[2,6]	Wendy's Funding LLC Series 2019-1A	4.080%	6/15/49	45	42
[2]	World Omni Auto Receivables Trust Series 2024-A	5.090%	12/17/29	60	60
[2]	World Omni Auto Receivables Trust Series 2024-A	5.310%	10/15/30	30	30
[2]	World Omni Automobile Lease Securitization Trust Series 2024-A	5.620%	9/17/29	80	80
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $37,579)					37,097

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Corporate Bonds (39.9%)
Communications (3.7%)
[6]	Altice Financing SA	5.750%	8/15/29	10	7
[6]	AMC Networks Inc.	10.250%	1/15/29	15	15
	AT&T Inc.	3.800%	2/15/27	830	802
[8]	AT&T Inc.	1.600%	5/19/28	200	199
	AT&T Inc.	4.900%	8/15/37	113	105
	AT&T Inc.	4.300%	12/15/42	150	125
	AT&T Inc.	3.550%	9/15/55	224	151
	AT&T Inc.	3.650%	9/15/59	545	366
	Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/54	440	426
[8]	Booking Holdings Inc.	3.500%	3/1/29	100	107
[6]	Cable One Inc.	4.000%	11/15/30	40	30
[6]	CCO Holdings LLC	5.000%	2/1/28	75	70
[6]	CCO Holdings LLC	5.375%	6/1/29	275	250
[6]	CCO Holdings LLC	4.750%	3/1/30	315	273
[6]	CCO Holdings LLC	4.250%	2/1/31	15	12
	Charter Communications Operating LLC	6.650%	2/1/34	198	200
	Charter Communications Operating LLC	6.484%	10/23/45	140	128
[9]	CK Hutchison Group Telecom Finance SA	2.000%	10/17/27	200	227
	Comcast Corp.	5.100%	6/1/29	130	131
	Comcast Corp.	6.550%	7/1/39	150	165
	Comcast Corp.	3.750%	4/1/40	283	230
	Comcast Corp.	3.450%	2/1/50	73	52
	Comcast Corp.	2.987%	11/1/63	367	215
[6]	Cox Communications Inc.	4.800%	2/1/35	170	154
[6]	Cox Communications Inc.	5.800%	12/15/53	240	229
[6]	CSC Holdings LLC	11.750%	1/31/29	70	60
[6]	CSC Holdings LLC	3.375%	2/15/31	75	47
[6]	Directv Financing LLC	5.875%	8/15/27	108	102
	Discovery Communications LLC	3.950%	3/20/28	113	106
	Discovery Communications LLC	6.350%	6/1/40	259	247
[6]	DISH Network Corp.	11.750%	11/15/27	97	95
	Fox Corp.	6.500%	10/13/33	407	427
[6]	Frontier Communications Holdings LLC	6.000%	1/15/30	75	65
[6]	Gray Television Inc.	7.000%	5/15/27	30	28
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	140	102
[6]	Level 3 Financing Inc.	4.250%	7/1/28	170	61
[6]	Level 3 Financing Inc.	3.875%	11/15/29	55	16
[6]	Level 3 Financing Inc.	10.500%	5/15/30	55	55
	Netflix Inc.	4.875%	4/15/28	530	527
	Netflix Inc.	5.875%	11/15/28	2,759	2,843
[2,8]	Netflix Inc.	3.875%	11/15/29	100	108
[6]	News Corp.	3.875%	5/15/29	320	295
[6]	Nexstar Media Inc.	4.750%	11/1/28	115	102
[6]	Outfront Media Capital LLC	7.375%	2/15/31	45	47
	Paramount Global	4.950%	1/15/31	44	39
	Paramount Global	4.600%	1/15/45	210	142
	Rogers Communications Inc.	5.000%	2/15/29	710	701
	Rogers Communications Inc.	3.800%	3/15/32	310	277
	Rogers Communications Inc.	4.550%	3/15/52	120	98
[6]	Scripps Escrow Inc.	5.875%	7/15/27	100	60
[6]	Scripps Escrow II Inc.	5.375%	1/15/31	30	13
	Sprint Capital Corp.	6.875%	11/15/28	860	912
	Sprint LLC	7.625%	3/1/26	1,520	1,562
[6]	Sunrise FinCo I BV	4.875%	7/15/31	135	123
[6]	Sunrise HoldCo IV BV	5.500%	1/15/28	40	39
	Telefonica Emisiones SA	4.665%	3/6/38	300	264
	Time Warner Cable LLC	7.300%	7/1/38	240	243
	Time Warner Cable LLC	4.500%	9/15/42	386	283
	T-Mobile USA Inc.	3.375%	4/15/29	100	92
[8]	T-Mobile USA Inc.	3.550%	5/8/29	200	214
	T-Mobile USA Inc.	3.600%	11/15/60	137	92
	T-Mobile USA Inc.	5.800%	9/15/62	260	257
[6]	Univision Communications Inc.	8.000%	8/15/28	110	107
[6]	Univision Communications Inc.	4.500%	5/1/29	5	4
[6]	Univision Communications Inc.	7.375%	6/30/30	180	168
[6]	Univision Communications Inc.	8.500%	7/31/31	10	10
	Verizon Communications Inc.	3.400%	3/22/41	190	145

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Verizon Communications Inc.	3.850%	11/1/42	57	45
	Verizon Communications Inc.	4.862%	8/21/46	210	191
	Verizon Communications Inc.	5.500%	2/23/54	360	353
[6]	Virgin Media Finance plc	5.000%	7/15/30	200	165
	Vodafone Group plc	6.150%	2/27/37	200	212
	Vodafone Group plc	5.750%	6/28/54	320	310
[6]	VZ Secured Financing BV	5.000%	1/15/32	80	68
	Warnermedia Holdings Inc.	3.755%	3/15/27	1,560	1,480
	Warnermedia Holdings Inc.	5.050%	3/15/42	223	181
					18,852
Consumer Discretionary (2.0%)
[6]	1011778 BC ULC	3.875%	1/15/28	85	80
[6]	1011778 BC ULC	6.125%	6/15/29	195	196
[6]	Amer Sports Co.	6.750%	2/16/31	25	25
	American Axle & Manufacturing Inc.	5.000%	10/1/29	45	41
	American Honda Finance Corp.	4.750%	1/12/26	215	213
[8]	American Honda Finance Corp.	3.750%	10/25/27	200	216
[6]	Asbury Automotive Group Inc.	5.000%	2/15/32	150	136
[6]	Boyne USA Inc.	4.750%	5/15/29	20	19
[6]	Brink's Co.	6.500%	6/15/29	15	15
[6]	Builders FirstSource Inc.	6.375%	3/1/34	95	94
[6]	Caesars Entertainment Inc.	7.000%	2/15/30	85	87
[6]	Caesars Entertainment Inc.	6.500%	2/15/32	25	25
[6]	Camelot Return Merger Sub Inc.	8.750%	8/1/28	105	103
[6]	Carnival Corp.	5.750%	3/1/27	80	79
[6]	Carnival Corp.	4.000%	8/1/28	200	188
[6]	Carnival Corp.	6.000%	5/1/29	15	15
[6]	Carnival Corp.	10.500%	6/1/30	10	11
[6]	Carnival Holdings Bermuda Ltd.	10.375%	5/1/28	50	54
[6]	Churchill Downs Inc.	5.750%	4/1/30	195	189
[6]	Clarios Global LP	8.500%	5/15/27	100	101
	Dana Inc.	4.250%	9/1/30	65	57
	Dana Inc.	4.500%	2/15/32	30	26
[6]	Flutter Treasury Designated Activity Co.	6.375%	4/29/29	50	50
	Ford Motor Co.	9.625%	4/22/30	10	12
	Ford Motor Credit Co. LLC	2.700%	8/10/26	205	193
	Ford Motor Credit Co. LLC	4.950%	5/28/27	75	73
	Ford Motor Credit Co. LLC	6.800%	5/12/28	315	325
	Ford Motor Credit Co. LLC	2.900%	2/10/29	310	273
	Ford Motor Credit Co. LLC	7.200%	6/10/30	75	79
[6]	Garda World Security Corp.	7.750%	2/15/28	170	173
[6]	Garrett Motion Holdings Inc.	7.750%	5/31/32	35	36
	General Motors Co.	5.200%	4/1/45	50	44
	General Motors Financial Co. Inc.	2.750%	6/20/25	695	676
	General Motors Financial Co. Inc.	5.350%	7/15/27	225	224
	General Motors Financial Co. Inc.	5.550%	7/15/29	550	550
	General Motors Financial Co. Inc.	5.850%	4/6/30	250	253
	General Motors Financial Co. Inc.	6.400%	1/9/33	250	259
	Goodyear Tire & Rubber Co.	9.500%	5/31/25	15	15
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	175	162
[6]	Hanesbrands Inc.	9.000%	2/15/31	35	37
[6]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/29	12	12
[6]	Hilton Domestic Operating Co. Inc.	3.750%	5/1/29	55	50
	Home Depot Inc.	5.150%	6/25/26	290	290
	Home Depot Inc.	4.875%	6/25/27	195	195
	Home Depot Inc.	4.750%	6/25/29	400	398
	Home Depot Inc.	5.950%	4/1/41	210	222
	Home Depot Inc.	4.950%	9/15/52	110	102
	Home Depot Inc.	5.300%	6/25/54	330	322
	Home Depot Inc.	5.400%	6/25/64	210	205
	KB Home	7.250%	7/15/30	115	118
[6]	Lithia Motors Inc.	4.625%	12/15/27	260	248
[6]	Live Nation Entertainment Inc.	6.500%	5/15/27	190	192
	Lowe's Cos. Inc.	4.450%	4/1/62	210	163
[6]	MGM China Holdings Ltd.	7.125%	6/26/31	35	35
	MGM Resorts International	6.500%	4/15/32	50	50
[6]	Miter Brands Acquisition Holdco Inc.	6.750%	4/1/32	30	30
[6]	NCL Corp. Ltd.	5.875%	2/15/27	200	197
[6]	NCL Corp. Ltd.	8.125%	1/15/29	10	11

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	NCL Corp. Ltd.	7.750%	2/15/29	110	114
	Newell Brands Inc.	6.375%	9/15/27	120	118
	Newell Brands Inc.	6.625%	9/15/29	90	88
	Newell Brands Inc.	6.875%	4/1/36	20	18
	Newell Brands Inc.	7.000%	4/1/46	30	24
[6]	Ontario Gaming GTA LP	8.000%	8/1/30	40	41
[6]	Phinia Inc.	6.750%	4/15/29	15	15
[2,8]	RCI Banque SA	4.625%	10/2/26	400	435
[6]	Royal Caribbean Cruises Ltd.	8.250%	1/15/29	120	127
[6]	Royal Caribbean Cruises Ltd.	9.250%	1/15/29	20	21
[6]	Royal Caribbean Cruises Ltd.	7.250%	1/15/30	18	19
	Sally Holdings LLC	6.750%	3/1/32	10	10
	Service Corp. International	4.000%	5/15/31	5	4
[6]	Six Flags Entertainment Corp.	6.625%	5/1/32	50	51
[6]	Station Casinos LLC	6.625%	3/15/32	35	35
[6]	Studio City Co. Ltd.	7.000%	2/15/27	125	125
[6]	Studio City Finance Ltd.	5.000%	1/15/29	50	44
[6]	Vail Resorts Inc.	6.500%	5/15/32	75	76
[2,8]	Volkswagen International Finance NV	3.875%	3/29/26	200	215
[8]	Volkswagen International Finance NV	3.875%	Perpetual	100	103
[2,8]	Volkswagen Leasing GmbH	0.375%	7/20/26	300	301
[6]	Wynn Macau Ltd.	5.625%	8/26/28	10	9
[6]	Wynn Macau Ltd.	5.125%	12/15/29	40	36
					10,273
Consumer Staples (2.0%)
[6]	Albertsons Cos. Inc.	6.500%	2/15/28	55	55
	Altria Group Inc.	3.400%	2/4/41	155	112
	Altria Group Inc.	3.875%	9/16/46	170	122
	Altria Group Inc.	3.700%	2/4/51	170	115
[2]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	200	191
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	150	152
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	141	125
[6]	B&G Foods Inc.	8.000%	9/15/28	40	41
	BAT Capital Corp.	3.557%	8/15/27	237	225
	BAT Capital Corp.	2.259%	3/25/28	220	197
	BAT Capital Corp.	5.834%	2/20/31	720	730
	BAT Capital Corp.	7.079%	8/2/43	635	670
	BAT Capital Corp.	4.540%	8/15/47	130	100
[2,8]	British American Tobacco plc	3.000%	Perpetual	200	201
[6]	Cencosud SA	5.950%	5/28/31	750	751
	Conagra Brands Inc.	5.300%	10/1/26	285	285
[6]	Coty Inc.	6.625%	7/15/30	30	30
[6]	Energizer Holdings Inc.	4.750%	6/15/28	208	195
[6]	Energizer Holdings Inc.	4.375%	3/31/29	180	163
[6]	Fiesta Purchaser Inc.	7.875%	3/1/31	5	5
[6]	Imperial Brands Finance plc	6.125%	7/27/27	200	203
[6]	JBS USA Holding Lux Sarl	6.750%	3/15/34	223	236
[6]	JBS USA Holding Lux Sarl	7.250%	11/15/53	530	574
[6]	KeHE Distributors LLC	9.000%	2/15/29	75	77
	Kenvue Inc.	5.100%	3/22/43	140	135
	Keurig Dr Pepper Inc.	4.500%	11/15/45	350	298
[2]	Kimberly-Clark de Mexico SAB de CV	3.250%	3/12/25	1,000	979
	Kraft Heinz Foods Co.	3.750%	4/1/30	320	299
	Kroger Co.	4.450%	2/1/47	93	77
[6]	Lamb Weston Holdings Inc.	4.125%	1/31/30	141	128
[6]	Performance Food Group Inc.	5.500%	10/15/27	60	59
[6]	Performance Food Group Inc.	4.250%	8/1/29	20	18
	Philip Morris International Inc.	5.125%	11/17/27	290	290
	Philip Morris International Inc.	4.875%	2/13/29	1,380	1,364
	Philip Morris International Inc.	5.625%	11/17/29	225	230
	Philip Morris International Inc.	2.100%	5/1/30	387	328
[8]	Philip Morris International Inc.	3.750%	1/15/31	100	106
	Philip Morris International Inc.	4.500%	3/20/42	106	91
[6]	Post Holdings Inc.	5.500%	12/15/29	41	40
[6]	Post Holdings Inc.	6.250%	2/15/32	105	105
[2,8]	Swedish Match AB	0.875%	2/26/27	100	99
[6]	United Natural Foods Inc.	6.750%	10/15/28	85	77
[6]	US Foods Inc.	6.875%	9/15/28	10	10

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	US Foods Inc.	4.750%	2/15/29	42	40
					10,328
Energy (3.7%)
[6]	Antero Midstream Partners LP	6.625%	2/1/32	45	45
[6]	Blue Racer Midstream LLC	7.000%	7/15/29	80	81
[6]	Blue Racer Midstream LLC	7.250%	7/15/32	30	31
	BP Capital Markets America Inc.	3.060%	6/17/41	226	165
[2,8]	BP Capital Markets BV	3.773%	5/12/30	100	108
	Canadian Natural Resources Ltd.	6.250%	3/15/38	63	65
[2]	Canadian Natural Resources Ltd.	4.950%	6/1/47	90	78
	Cenovus Energy Inc.	4.250%	4/15/27	460	447
	Cheniere Energy Partners LP	4.000%	3/1/31	130	118
	Cheniere Energy Partners LP	3.250%	1/31/32	160	136
	Cheniere Energy Partners LP	5.950%	6/30/33	100	101
[6]	Civitas Resources Inc.	8.375%	7/1/28	60	63
[6]	Civitas Resources Inc.	8.625%	11/1/30	20	21
[6]	Civitas Resources Inc.	8.750%	7/1/31	40	43
[6]	CNX Resources Corp.	7.375%	1/15/31	45	46
[6]	CNX Resources Corp.	7.250%	3/1/32	30	31
[6]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/34	270	265
	ConocoPhillips Co.	3.800%	3/15/52	140	105
[6]	Continental Resources Inc.	2.268%	11/15/26	200	186
[6]	CrownRock LP	5.625%	10/15/25	140	140
	DCP Midstream Operating LP	5.625%	7/15/27	240	242
[6]	DCP Midstream Operating LP	6.750%	9/15/37	450	483
	Devon Energy Corp.	4.750%	5/15/42	113	95
[6]	Diamond Foreign Asset Co.	8.500%	10/1/30	60	63
	Diamondback Energy Inc.	5.200%	4/18/27	590	590
	Diamondback Energy Inc.	5.750%	4/18/54	180	174
	Diamondback Energy Inc.	5.900%	4/18/64	245	237
[6]	DT Midstream Inc.	4.125%	6/15/29	270	250
	Enbridge Inc.	6.200%	11/15/30	540	567
	Enbridge Inc.	6.700%	11/15/53	205	224
	Energy Transfer LP	2.900%	5/15/25	500	488
	Energy Transfer LP	4.400%	3/15/27	415	405
	Energy Transfer LP	5.250%	7/1/29	215	214
	Energy Transfer LP	5.300%	4/1/44	120	107
	Energy Transfer LP	5.150%	3/15/45	200	176
	Energy Transfer LP	5.400%	10/1/47	339	303
	Energy Transfer LP	5.950%	5/15/54	225	218
	Enterprise Products Operating LLC	3.700%	1/31/51	305	226
	EOG Resources Inc.	4.375%	4/15/30	20	20
[6]	EQM Midstream Partners LP	7.500%	6/1/27	95	97
	EQM Midstream Partners LP	5.500%	7/15/28	235	231
[6]	EQM Midstream Partners LP	7.500%	6/1/30	125	133
	Exxon Mobil Corp.	2.995%	8/16/39	339	258
[2]	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/27	998	936
	Genesis Energy LP	8.250%	1/15/29	35	36
	Genesis Energy LP	7.875%	5/15/32	25	25
	Hess Corp.	7.300%	8/15/31	15	17
[6]	Hess Midstream Operations LP	6.500%	6/1/29	35	35
[6]	Kinetik Holdings LP	6.625%	12/15/28	30	30
[6]	Kinetik Holdings LP	5.875%	6/15/30	10	10
	Marathon Oil Corp.	5.300%	4/1/29	360	362
[6]	Northern Natural Gas Co.	5.625%	2/1/54	155	152
	Occidental Petroleum Corp.	5.500%	12/1/25	140	140
	Occidental Petroleum Corp.	6.375%	9/1/28	197	203
	Occidental Petroleum Corp.	6.625%	9/1/30	89	93
	Occidental Petroleum Corp.	7.500%	5/1/31	70	77
	Occidental Petroleum Corp.	6.600%	3/15/46	45	47
	ONEOK Inc.	5.550%	11/1/26	210	211
	ONEOK Inc.	5.650%	11/1/28	210	213
	ONEOK Inc.	5.800%	11/1/30	230	235
	Ovintiv Inc.	5.650%	5/15/25	420	419
[6]	Pan American Energy LLC	8.500%	4/30/32	415	435
[6]	Permian Resources Operating LLC	7.750%	2/15/26	110	111
[6]	Permian Resources Operating LLC	5.875%	7/1/29	180	177
[6]	Permian Resources Operating LLC	9.875%	7/15/31	20	22
[6]	Permian Resources Operating LLC	7.000%	1/15/32	45	46

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Petrobras Global Finance BV	7.375%	1/17/27	340	350
	Phillips 66 Co.	5.250%	6/15/31	290	289
	Phillips 66 Co.	5.650%	6/15/54	345	332
	Pioneer Natural Resources Co.	2.150%	1/15/31	310	260
	Range Resources Corp.	8.250%	1/15/29	70	73
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	280	281
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	700	672
[6]	Schlumberger Holdings Corp.	5.000%	5/29/27	360	359
[6]	Seadrill Finance Ltd.	8.375%	8/1/30	20	21
	Suncor Energy Inc.	4.000%	11/15/47	147	110
	Suncor Energy Inc.	3.750%	3/4/51	60	43
[6]	Sunoco LP	7.000%	9/15/28	115	118
[6]	Tallgrass Energy Partners LP	7.375%	2/15/29	70	70
	Targa Resources Corp.	6.150%	3/1/29	455	470
	Targa Resources Corp.	6.125%	3/15/33	175	180
	Targa Resources Corp.	6.500%	3/30/34	420	445
	Targa Resources Partners LP	6.875%	1/15/29	45	46
	Targa Resources Partners LP	4.875%	2/1/31	100	95
	TransCanada PipeLines Ltd.	4.100%	4/15/30	150	142
	TransCanada PipeLines Ltd.	5.100%	3/15/49	65	59
[6]	Transocean Inc.	8.250%	5/15/29	20	20
[6]	Transocean Inc.	8.750%	2/15/30	54	57
[6]	Transocean Inc.	8.500%	5/15/31	70	70
[6]	Transocean Titan Financing Ltd.	8.375%	2/1/28	75	77
[6]	Valaris Ltd.	8.375%	4/30/30	173	179
	Valero Energy Corp.	3.650%	12/1/51	100	69
[6]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	200	182
[6]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	35	36
[6]	Venture Global LNG Inc.	8.125%	6/1/28	20	21
[6]	Venture Global LNG Inc.	9.500%	2/1/29	185	203
[6]	Venture Global LNG Inc.	8.375%	6/1/31	35	36
[6]	Venture Global LNG Inc.	9.875%	2/1/32	95	103
[6]	Viper Energy Inc.	7.375%	11/1/31	45	47
[6]	Vital Energy Inc.	7.750%	7/31/29	50	50
[6]	Vital Energy Inc.	7.875%	4/15/32	50	51
	Western Midstream Operating LP	4.500%	3/1/28	235	226
	Western Midstream Operating LP	4.750%	8/15/28	236	230
[6]	Yinson Boronia Production BV	8.947%	7/31/42	540	546
					18,726
Financials (14.2%)
[2,8]	ABN AMRO Bank NV	5.125%	2/22/33	100	109
	AerCap Ireland Capital DAC	2.450%	10/29/26	150	140
	AerCap Ireland Capital DAC	6.100%	1/15/27	860	873
	AerCap Ireland Capital DAC	3.850%	10/29/41	300	235
	Allstate Corp.	5.250%	3/30/33	133	132
	American Express Co.	5.850%	11/5/27	500	512
	American Express Co.	5.098%	2/16/28	420	418
[6]	AmWINS Group Inc.	6.375%	2/15/29	60	60
[6]	AmWINS Group Inc.	4.875%	6/30/29	15	14
	Aon North America Inc.	5.125%	3/1/27	160	160
	Aon North America Inc.	5.150%	3/1/29	670	668
	Aon North America Inc.	5.750%	3/1/54	540	528
	Apollo Global Management Inc.	5.800%	5/21/54	890	877
	Ares Capital Corp.	5.875%	3/1/29	220	217
	Ares Capital Corp.	5.950%	7/15/29	320	314
[2,8]	Argenta Spaarbank NV	1.000%	10/13/26	100	103
[6]	Athene Global Funding	1.985%	8/19/28	750	653
	Athene Holding Ltd.	6.250%	4/1/54	390	390
[9]	Aviva plc	6.125%	11/14/36	100	127
[4,6]	Bangkok Bank PCL	5.650%	7/5/34	775	773
	Bank of America Corp.	5.933%	9/15/27	1,000	1,010
	Bank of America Corp.	5.872%	9/15/34	220	226
[2]	Bank of America Corp.	4.078%	4/23/40	340	289
[2]	Bank of America Corp.	2.831%	10/24/51	100	63
	Bank of New York Mellon Corp.	4.414%	7/24/26	290	287
	Bank of New York Mellon Corp.	4.947%	4/26/27	1,800	1,789
[2]	Bank of New York Mellon Corp.	4.975%	3/14/30	230	229
[2]	Bank of New York Mellon Corp.	4.967%	4/26/34	260	253
[2]	Bank of New York Mellon Corp.	6.474%	10/25/34	230	248

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Bank of New York Mellon Corp.	5.188%	3/14/35	700	691
[2]	Bank of Nova Scotia	3.450%	4/11/25	440	433
	Bank of Nova Scotia	4.750%	2/2/26	500	495
	Barclays plc	5.304%	8/9/26	200	199
	Barclays plc	5.674%	3/12/28	720	721
	Barclays plc	7.385%	11/2/28	200	211
[8]	Barclays plc	0.577%	8/9/29	200	187
	Barclays plc	7.119%	6/27/34	450	478
	Barclays plc	6.036%	3/12/55	400	405
[2,8]	Blackstone Property Partners Europe Holdings Sarl	2.200%	7/24/25	100	105
[2,8]	Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	300	298
[2,8]	Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	100	98
[2,8]	Blackstone Property Partners Europe Holdings Sarl	1.000%	5/4/28	200	188
	Blue Owl Capital Corp.	5.950%	3/15/29	220	217
[6]	BNP Paribas SA	5.497%	5/20/30	300	299
[2,8]	BNP Paribas SA	1.125%	1/15/32	200	197
[6]	BPCE SA	5.936%	5/30/35	220	219
	Brown & Brown Inc.	5.650%	6/11/34	320	318
	Canadian Imperial Bank of Commerce	5.144%	4/28/25	620	618
	Capital One Financial Corp.	3.750%	7/28/26	250	241
	Capital One Financial Corp.	3.750%	3/9/27	140	134
	Capital One Financial Corp.	7.149%	10/29/27	1,010	1,043
	Capital One Financial Corp.	5.468%	2/1/29	140	139
	Capital One Financial Corp.	5.700%	2/1/30	500	502
	Capital One Financial Corp.	3.273%	3/1/30	500	451
	Charles Schwab Corp.	2.450%	3/3/27	215	201
	Charles Schwab Corp.	6.136%	8/24/34	352	367
	Citigroup Inc.	2.014%	1/25/26	500	489
	Citigroup Inc.	4.650%	7/30/45	145	127
[2,8]	CK Hutchison Finance 16 Ltd.	2.000%	4/6/28	200	202
[2,9]	Close Brothers Finance plc	2.750%	10/19/26	200	235
	Corebridge Financial Inc.	3.500%	4/4/25	100	98
	Corebridge Financial Inc.	3.650%	4/5/27	150	144
	Corebridge Financial Inc.	3.850%	4/5/29	330	309
	Corebridge Financial Inc.	3.900%	4/5/32	200	179
	Corebridge Financial Inc.	4.350%	4/5/42	190	157
	Corebridge Financial Inc.	4.400%	4/5/52	300	236
[6]	Credit Acceptance Corp.	9.250%	12/15/28	15	16
[8]	Credit Agricole Assurances SA	2.625%	1/29/48	100	100
[2,8]	Credit Mutuel Arkea SA	3.375%	9/19/27	200	212
[2,8]	Crelan SA	6.000%	2/28/30	100	114
[2,8]	Deutsche Bank AG	1.625%	1/20/27	100	101
	Deutsche Bank AG	7.146%	7/13/27	25	26
	Deutsche Bank AG	5.706%	2/8/28	120	120
	Deutsche Bank AG	6.720%	1/18/29	25	26
[6]	Development Bank of Kazakhstan JSC	5.500%	4/15/27	920	915
	Equitable Holdings Inc.	5.000%	4/20/48	102	91
	Fifth Third Bancorp	1.707%	11/1/27	50	46
	Fifth Third Bancorp	6.339%	7/27/29	280	287
	Fifth Third Bancorp	5.631%	1/29/32	200	198
[2]	Fifth Third Bank NA	3.950%	7/28/25	285	280
[6]	GGAM Finance Ltd.	8.000%	2/15/27	60	62
[6]	GGAM Finance Ltd.	8.000%	6/15/28	35	37
[6]	Global Atlantic Fin Co.	7.950%	6/15/33	940	1,030
[6]	Global Atlantic Fin Co.	6.750%	3/15/54	310	306
[2,9]	Goldman Sachs Group Inc.	7.250%	4/10/28	100	135
	Goldman Sachs Group Inc.	6.750%	10/1/37	200	216
[2]	Goldman Sachs Group Inc.	4.411%	4/23/39	300	265
	Goldman Sachs Group Inc.	2.908%	7/21/42	225	158
[2]	Goldman Sachs Group Inc.	4.800%	7/8/44	140	126
	Goldman Sachs Group Inc.	4.750%	10/21/45	144	129
[6]	Greystar Real Estate Partners LLC	7.750%	9/1/30	25	26
[6]	Howden UK Refinance plc	7.250%	2/15/31	25	25
[6]	Howden UK Refinance plc	8.125%	2/15/32	40	40
[2,9]	HSBC Holdings plc	1.750%	7/24/27	200	235
	HSBC Holdings plc	5.887%	8/14/27	1,000	1,007
	HSBC Holdings plc	6.332%	3/9/44	175	183
	HSBC USA Inc.	5.625%	3/17/25	500	500
[6]	HUB International Ltd.	7.250%	6/15/30	20	20
[6]	HUB International Ltd.	7.375%	1/31/32	25	25

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Huntington Bancshares Inc.	6.208%	8/21/29	500	510
[8]	ING Groep NV	1.000%	11/13/30	200	204
	Intercontinental Exchange Inc.	5.250%	6/15/31	330	332
	Intercontinental Exchange Inc.	4.950%	6/15/52	100	91
[8]	JAB Holdings BV	1.000%	12/20/27	200	196
	JPMorgan Chase & Co.	5.040%	1/23/28	300	298
	JPMorgan Chase & Co.	5.571%	4/22/28	450	454
	JPMorgan Chase & Co.	6.400%	5/15/38	200	221
	JPMorgan Chase & Co.	5.500%	10/15/40	50	50
[2]	JPMorgan Chase & Co.	3.109%	4/22/41	420	314
	JPMorgan Chase & Co.	5.600%	7/15/41	30	31
	JPMorgan Chase & Co.	3.157%	4/22/42	170	126
[2]	JPMorgan Chase & Co.	3.109%	4/22/51	170	116
	JPMorgan Chase & Co.	3.328%	4/22/52	30	21
	JPMorgan Chase Bank NA	5.110%	12/8/26	690	690
[2]	KeyBank NA	4.150%	8/8/25	100	98
[6]	Lseg US Fin Corp.	4.875%	3/28/27	200	198
	M&T Bank Corp.	6.082%	3/13/32	2,419	2,411
[6]	Macquarie Airfinance Holdings Ltd.	6.400%	3/26/29	60	61
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	4,230	4,077
[2]	MDGH GMTN RSC Ltd.	3.000%	3/28/27	1,000	943
	MetLife Inc.	4.875%	11/13/43	100	91
	MetLife Inc.	5.000%	7/15/52	100	91
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	200	200
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/35	320	319
	Morgan Stanley	3.950%	4/23/27	174	168
[2]	Morgan Stanley	5.652%	4/13/28	510	515
	Morgan Stanley	5.123%	2/1/29	365	364
[8]	Morgan Stanley	3.790%	3/21/30	100	107
	Morgan Stanley	5.466%	1/18/35	350	349
	Morgan Stanley	5.948%	1/19/38	610	607
[2]	Morgan Stanley	3.971%	7/22/38	175	148
[2]	Morgan Stanley	4.457%	4/22/39	140	125
	Morgan Stanley	4.300%	1/27/45	180	153
[2]	Morgan Stanley	2.802%	1/25/52	50	31
[7,8]	Morgan Stanley, 3M EURIBOR + 0.650%	4.361%	3/19/27	200	215
[2]	Morgan Stanley Bank NA	4.754%	4/21/26	800	793
[2]	Morgan Stanley Bank NA	4.952%	1/14/28	560	556
[2]	Morgan Stanley Bank NA	5.504%	5/26/28	250	252
	Nasdaq Inc.	5.650%	6/28/25	120	120
	Nasdaq Inc.	5.350%	6/28/28	600	605
	Nasdaq Inc.	3.950%	3/7/52	45	33
	Nasdaq Inc.	5.950%	8/15/53	300	303
[6]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/30	25	23
[6]	Nationstar Mortgage Holdings Inc.	7.125%	2/1/32	35	35
	NatWest Group plc	5.583%	3/1/28	270	270
[2]	NatWest Group plc	4.892%	5/18/29	200	196
[9]	NatWest Group plc	3.622%	8/14/30	400	494
	Navient Corp.	4.875%	3/15/28	8	7
	Navient Corp.	9.375%	7/25/30	30	32
[6]	New York Life Global Funding	4.850%	1/9/28	500	497
[4]	Nomura Holdings Inc.	5.594%	7/2/27	430	430
[4]	Nomura Holdings Inc.	5.783%	7/3/34	750	747
	OneMain Finance Corp.	3.500%	1/15/27	65	61
	OneMain Finance Corp.	7.875%	3/15/30	15	15
[6]	Panther Escrow Issuer LLC	7.125%	6/1/31	60	61
[6]	PennyMac Financial Services Inc.	7.875%	12/15/29	25	26
[6]	Penske Truck Leasing Co. LP	4.000%	7/15/25	170	167
[6]	Penske Truck Leasing Co. LP	5.350%	1/12/27	200	200
[9]	Phoenix Group Holdings plc	6.625%	12/18/25	100	127
	PNC Financial Services Group Inc.	3.150%	5/19/27	240	228
	PNC Financial Services Group Inc.	6.615%	10/20/27	310	317
	PNC Financial Services Group Inc.	5.492%	5/14/30	1,330	1,338
	PNC Financial Services Group Inc.	5.068%	1/24/34	525	507
	PNC Financial Services Group Inc.	5.939%	8/18/34	230	236
	PNC Financial Services Group Inc.	6.875%	10/20/34	900	981
	PNC Financial Services Group Inc.	5.676%	1/22/35	580	583
	Prudential Financial Inc.	3.935%	12/7/49	250	190
	Prudential Financial Inc.	6.500%	3/15/54	170	172
	Regions Financial Corp.	5.722%	6/6/30	690	689

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Rothesay Life plc	8.000%	10/30/25	100	129
[9]	Rothesay Life plc	3.375%	7/12/26	100	121
[2]	Royal Bank of Canada	4.950%	4/25/25	1,933	1,924
[2]	Royal Bank of Canada	4.875%	1/19/27	700	696
[2]	Royal Bank of Canada	6.000%	11/1/27	500	512
[2]	Royal Bank of Canada	5.200%	8/1/28	120	121
[2]	Royal Bank of Canada	5.150%	2/1/34	220	218
[8]	SCOR SE	3.000%	6/8/46	200	208
[6]	Societe Generale SA	5.634%	1/19/30	300	296
[6]	Societe Generale SA	6.066%	1/19/35	300	297
[6]	Standard Chartered plc	5.688%	5/14/28	200	200
	State Street Corp.	5.820%	11/4/28	291	297
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	720	726
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	400	404
[2,8]	Swedbank AB	3.625%	8/23/32	200	210
	Synovus Bank	5.625%	2/15/28	250	242
[2]	Toronto-Dominion Bank	5.532%	7/17/26	450	451
[2,8]	UBS AG	0.250%	1/5/26	100	102
	UBS AG	5.000%	7/9/27	800	794
	UBS AG	7.500%	2/15/28	500	535
[6]	UBS Group AG	6.327%	12/22/27	350	356
[6]	UBS Group AG	4.282%	1/9/28	1,430	1,371
[6]	UBS Group AG	5.617%	9/13/30	345	347
[2]	US Bancorp	4.548%	7/22/28	500	489
	US Bancorp	5.775%	6/12/29	940	954
	US Bancorp	5.850%	10/21/33	200	203
	US Bancorp	5.836%	6/12/34	340	345
	US Bancorp	5.678%	1/23/35	570	573
[6]	USI Inc.	7.500%	1/15/32	25	25
[2]	Wells Fargo & Co.	2.164%	2/11/26	300	294
[2]	Wells Fargo & Co.	2.393%	6/2/28	400	369
[2]	Wells Fargo & Co.	3.068%	4/30/41	175	128
	Wells Fargo & Co.	5.375%	11/2/43	155	145
[2]	Wells Fargo & Co.	4.611%	4/25/53	50	43
	Wells Fargo Bank NA	4.811%	1/15/26	690	685
[2]	Wells Fargo Bank NA	5.450%	8/7/26	500	502
	Willis North America Inc.	2.950%	9/15/29	904	810
					72,723
Health Care (3.2%)
	AbbVie Inc.	4.800%	3/15/27	2,525	2,514
	AbbVie Inc.	4.800%	3/15/29	3,749	3,727
	AbbVie Inc.	4.050%	11/21/39	702	609
	AbbVie Inc.	5.500%	3/15/64	125	123
[2]	AdventHealth Obligated Group	2.795%	11/15/51	350	226
[6]	Alcon Finance Corp.	3.800%	9/23/49	200	151
[8]	American Medical Systems Europe BV	3.375%	3/8/29	200	212
	Amgen Inc.	4.950%	10/1/41	450	413
	Amgen Inc.	5.650%	3/2/53	145	143
	Amgen Inc.	5.750%	3/2/63	115	113
	AstraZeneca plc	4.000%	9/18/42	260	218
	AstraZeneca plc	4.375%	8/17/48	311	267
[6]	Bausch + Lomb Corp.	8.375%	10/1/28	23	24
	Becton Dickinson & Co.	4.693%	2/13/28	180	177
	Becton Dickinson & Co.	4.874%	2/8/29	365	362
[8]	Becton Dickinson Euro Finance Sarl	3.553%	9/13/29	200	213
[2]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	240	153
	Bristol-Myers Squibb Co.	2.350%	11/13/40	254	168
	Bristol-Myers Squibb Co.	2.550%	11/13/50	180	105
	Bristol-Myers Squibb Co.	5.650%	2/22/64	610	596
[6]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	100	96
[6]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	125	120
	Cencora Inc.	4.300%	12/15/47	300	248
	Cigna Group	4.800%	8/15/38	100	92
[2]	CommonSpirit Health	4.350%	11/1/42	300	253
[6]	Community Health Systems Inc.	10.875%	1/15/32	85	89
	CVS Health Corp.	4.300%	3/25/28	574	554
	CVS Health Corp.	1.750%	8/21/30	476	387
	CVS Health Corp.	6.000%	6/1/44	325	319
[6]	DaVita Inc.	3.750%	2/15/31	40	34

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Elevance Health Inc.	3.650%	12/1/27	315	301
	Elevance Health Inc.	5.150%	6/15/29	215	216
	Elevance Health Inc.	3.125%	5/15/50	50	34
	Elevance Health Inc.	6.100%	10/15/52	210	220
[6]	Endo Finance Holdings Inc.	8.500%	4/15/31	45	47
[6]	Fortrea Holdings Inc.	7.500%	7/1/30	40	40
	GE HealthCare Technologies Inc.	5.600%	11/15/25	370	370
	GE HealthCare Technologies Inc.	6.377%	11/22/52	100	108
	Gilead Sciences Inc.	4.150%	3/1/47	110	89
	HCA Inc.	6.000%	4/1/54	300	296
[6]	LifePoint Health Inc.	11.000%	10/15/30	35	39
[6]	Medline Borrower LP	3.875%	4/1/29	28	26
[6]	Medline Borrower LP	6.250%	4/1/29	25	25
[8]	Medtronic Inc.	3.650%	10/15/29	100	108
	Merck & Co. Inc.	5.150%	5/17/63	265	251
[6]	Organon & Co.	6.750%	5/15/34	30	30
[6]	Organon & Co.	7.875%	5/15/34	5	5
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	400	390
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	155	146
[6]	Star Parent Inc.	9.000%	10/1/30	57	60
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	200	128
	Tenet Healthcare Corp.	6.125%	10/1/28	49	49
	Tenet Healthcare Corp.	4.250%	6/1/29	60	56
	Tenet Healthcare Corp.	6.750%	5/15/31	95	96
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	45	43
	Teva Pharmaceutical Finance Netherlands III BV	7.875%	9/15/29	55	59
	Teva Pharmaceutical Finance Netherlands III BV	8.125%	9/15/31	75	83
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	29	20
	UnitedHealth Group Inc.	3.700%	5/15/27	20	19
	UnitedHealth Group Inc.	5.250%	2/15/28	80	81
	UnitedHealth Group Inc.	2.750%	5/15/40	315	227
	UnitedHealth Group Inc.	6.050%	2/15/63	100	105
	Zoetis Inc.	4.700%	2/1/43	105	94
					16,567
Industrials (3.1%)
[6]	Advanced Drainage Systems Inc.	6.375%	6/15/30	75	75
[4,6]	Aeropuertos Dominicanos Siglo XXI SA	7.000%	6/30/34	270	273
[6]	Air Canada	3.875%	8/15/26	200	190
[6]	Allison Transmission Inc.	4.750%	10/1/27	155	150
[6]	American Airlines Inc.	7.250%	2/15/28	44	44
[6]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	185	173
[8]	Ayvens SA	4.375%	11/23/26	100	108
[8]	Ayvens SA	3.875%	2/22/27	200	215
[8]	Ayvens SA	3.875%	1/24/28	100	107
[6]	Boeing Co.	6.298%	5/1/29	20	20
[6]	Boeing Co.	6.388%	5/1/31	90	92
	Boeing Co.	5.805%	5/1/50	250	226
[6]	Boeing Co.	6.858%	5/1/54	190	195
[6]	Boeing Co.	7.008%	5/1/64	140	143
[6]	Bombardier Inc.	7.250%	7/1/31	45	46
[6]	Bombardier Inc.	7.000%	6/1/32	45	46
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	450	462
	Burlington Northern Santa Fe LLC	5.500%	3/15/55	135	135
[6]	Chart Industries Inc.	7.500%	1/1/30	25	26
[6]	Chart Industries Inc.	9.500%	1/1/31	15	16
[6]	Clean Harbors Inc.	4.875%	7/15/27	75	73
[6]	Clean Harbors Inc.	6.375%	2/1/31	50	50
	CSX Corp.	3.800%	11/1/46	283	219
[6]	Daimler Truck Finance North America LLC	5.400%	9/20/28	160	161
[6]	Delta Air Lines Inc.	4.750%	10/20/28	2,041	1,990
[6]	EMRLD Borrower LP	6.625%	12/15/30	105	106
[6]	ERAC USA Finance LLC	4.600%	5/1/28	180	177
[6]	ERAC USA Finance LLC	7.000%	10/15/37	920	1,040
[8]	Fortive Corp.	3.700%	8/15/29	300	320
[6]	Gates Corp.	6.875%	7/1/29	40	41
[6]	Genesee & Wyoming Inc.	6.250%	4/15/32	65	65
[2,9]	Heathrow Funding Ltd.	6.750%	12/3/26	100	130
[6]	Herc Holdings Inc.	6.625%	6/15/29	45	46
[8]	Honeywell International Inc.	3.375%	3/1/30	300	317

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Honeywell International Inc.	5.250%	3/1/54	460	447
	Honeywell International Inc.	5.350%	3/1/64	500	485
	Ingersoll Rand Inc.	5.197%	6/15/27	40	40
	Ingersoll Rand Inc.	5.176%	6/15/29	20	20
	Ingersoll Rand Inc.	5.314%	6/15/31	30	30
[8]	International Consolidated Airlines Group SA	3.750%	3/25/29	100	105
	L3Harris Technologies Inc.	5.250%	6/1/31	550	548
	Lockheed Martin Corp.	4.700%	5/15/46	110	99
	Lockheed Martin Corp.	4.300%	6/15/62	360	291
	Lockheed Martin Corp.	5.200%	2/15/64	710	671
[6]	Mileage Plus Holdings LLC	6.500%	6/20/27	2,261	2,266
[2,8]	Motability Operations Group plc	3.625%	7/24/29	100	107
	Northrop Grumman Corp.	5.200%	6/1/54	980	917
[6]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	105	97
[6]	Rolls-Royce plc	3.625%	10/14/25	180	175
	RTX Corp.	4.875%	10/15/40	127	116
	RTX Corp.	5.375%	2/27/53	240	228
[2]	Ryder System Inc.	5.300%	3/15/27	130	130
[6]	Spirit AeroSystems Inc.	9.375%	11/30/29	64	69
[6]	Spirit AeroSystems Inc.	9.750%	11/15/30	83	92
[6]	TopBuild Corp.	3.625%	3/15/29	135	122
[6]	TopBuild Corp.	4.125%	2/15/32	35	31
[6]	TransDigm Inc.	6.750%	8/15/28	300	304
[6]	TransDigm Inc.	6.375%	3/1/29	96	97
[6]	TransDigm Inc.	6.875%	12/15/30	75	77
[6]	TransDigm Inc.	7.125%	12/1/31	105	108
[6]	TransDigm Inc.	6.625%	3/1/32	6	6
[6]	Triumph Group Inc.	9.000%	3/15/28	68	71
	Union Pacific Corp.	3.839%	3/20/60	170	125
[6]	United Airlines Inc.	4.375%	4/15/26	140	135
[6]	United Airlines Inc.	4.625%	4/15/29	120	112
[2]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	50	50
[6]	Velocity Vehicle Group LLC	8.000%	6/1/29	15	15
[6]	WESCO Distribution Inc.	6.375%	3/15/29	80	80
[6]	WESCO Distribution Inc.	6.625%	3/15/32	65	66
					15,809
Materials (1.8%)
	Albemarle Corp.	4.650%	6/1/27	100	98
[6]	Antofagasta plc	6.250%	5/2/34	1,000	1,034
[6]	Ardagh Metal Packaging Finance USA LLC	4.000%	9/1/29	120	102
[6]	Arsenal AIC Parent LLC	8.000%	10/1/30	45	47
[6]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/31	25	26
[6]	Axalta Coating Systems LLC	4.750%	6/15/27	180	175
	Ball Corp.	6.875%	3/15/28	80	82
	Ball Corp.	6.000%	6/15/29	60	60
	Ball Corp.	2.875%	8/15/30	70	60
	Ball Corp.	3.125%	9/15/31	90	76
[6]	Big River Steel LLC	6.625%	1/31/29	190	191
[2]	Braskem Netherlands Finance BV	4.500%	1/31/30	200	169
[6]	Braskem Netherlands Finance BV	8.500%	1/12/31	820	837
[6]	Canpack SA	3.875%	11/15/29	265	237
[6]	Chemours Co.	5.750%	11/15/28	10	9
[6]	Chemours Co.	4.625%	11/15/29	250	215
[6]	Cleveland-Cliffs Inc.	7.000%	3/15/32	110	109
	Dow Chemical Co.	5.600%	2/15/54	480	462
[6]	Element Solutions Inc.	3.875%	9/1/28	270	248
	FMC Corp.	5.150%	5/18/26	165	164
[2,9]	Glencore Finance Europe Ltd.	3.125%	3/26/26	100	122
[6]	Hudbay Minerals Inc.	4.500%	4/1/26	190	186
[6]	Kaiser Aluminum Corp.	4.625%	3/1/28	65	61
	LYB International Finance III LLC	3.375%	10/1/40	339	248
[6]	NOVA Chemicals Corp.	8.500%	11/15/28	20	21
[6]	NOVA Chemicals Corp.	4.250%	5/15/29	30	26
[6]	NOVA Chemicals Corp.	9.000%	2/15/30	50	53
[6]	Novelis Corp.	4.750%	1/30/30	176	163
[6]	Novelis Corp.	3.875%	8/15/31	152	132
	Nucor Corp.	4.400%	5/1/48	110	94
	Nucor Corp.	3.850%	4/1/52	100	76
	Nutrien Ltd.	5.900%	11/7/24	50	50

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nutrien Ltd.	5.950%	11/7/25	125	126
	Nutrien Ltd.	5.800%	3/27/53	155	153
[6]	Olympus Water US Holding Corp.	4.250%	10/1/28	66	60
[6]	Olympus Water US Holding Corp.	9.750%	11/15/28	175	185
[6]	Olympus Water US Holding Corp.	6.250%	10/1/29	40	36
[6]	Olympus Water US Holding Corp.	7.250%	6/15/31	15	15
[6]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	32	32
[6]	Owens-Brockway Glass Container Inc.	7.375%	6/1/32	52	52
[6]	Sealed Air Corp.	6.125%	2/1/28	95	95
[6]	Sealed Air Corp.	5.000%	4/15/29	35	33
[6]	Sealed Air Corp.	7.250%	2/15/31	40	41
[6]	Sisecam UK plc	8.625%	5/2/32	1,400	1,423
[6]	Smurfit Kappa Treasury ULC	5.200%	1/15/30	205	204
[6]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	200	198
[6]	Smurfit Kappa Treasury ULC	5.777%	4/3/54	320	318
[6]	SNF Group SACA	3.125%	3/15/27	55	51
[6]	SNF Group SACA	3.375%	3/15/30	255	220
[6]	Summit Materials LLC	7.250%	1/15/31	20	21
[6]	WR Grace Holdings LLC	5.625%	8/15/29	50	46
[6]	WR Grace Holdings LLC	7.375%	3/1/31	35	35
					8,977
Real Estate (1.0%)
[2,9]	Akelius Residential Property AB	2.375%	8/15/25	100	121
	Alexandria Real Estate Equities Inc.	5.625%	5/15/54	310	291
[8]	American Tower Corp.	0.450%	1/15/27	150	148
[2,8]	Aroundtown SA	0.375%	4/15/27	100	93
[2,8]	Aroundtown SA	1.450%	7/9/28	100	91
	Brandywine Operating Partnership LP	8.875%	4/12/29	10	10
	Brixmor Operating Partnership LP	2.250%	4/1/28	815	727
	COPT Defense Properties LP	2.250%	3/15/26	545	515
	ERP Operating LP	4.500%	7/1/44	230	195
	Extra Space Storage LP	5.900%	1/15/31	320	327
[2,8]	Heimstaden Bostad AB	1.125%	1/21/26	200	195
	Highwoods Realty LP	7.650%	2/1/34	300	322
	Kilroy Realty LP	6.250%	1/15/36	270	256
	Kimco Realty OP LLC	4.250%	4/1/45	75	60
	Kimco Realty OP LLC	3.700%	10/1/49	110	79
[6]	Ladder Capital Finance Holdings LLLP	4.750%	6/15/29	50	46
[4,6]	Ladder Capital Finance Holdings LLLP	7.000%	7/15/31	100	101
	MPT Operating Partnership LP	5.250%	8/1/26	20	18
	MPT Operating Partnership LP	3.500%	3/15/31	170	111
[6]	Park Intermediate Holdings LLC	7.000%	2/1/30	40	40
[2,8]	Prologis International Funding II SA	3.625%	3/7/30	100	105
	Prologis LP	1.750%	2/1/31	100	81
	Prologis LP	5.250%	3/15/54	300	284
[2,9]	Realty Income Corp.	1.875%	1/14/27	100	115
	Realty Income Corp.	4.850%	3/15/30	50	49
[6]	RHP Hotel Properties LP	6.500%	4/1/32	35	35
	Sabra Health Care LP	3.200%	12/1/31	510	424
	SBA Communications Corp.	3.875%	2/15/27	50	48
	SBA Communications Corp.	3.125%	2/1/29	50	45
[6]	Starwood Property Trust Inc.	7.250%	4/1/29	15	15
[6]	VICI Properties LP	4.625%	6/15/25	190	188
[9]	Westfield America Management Ltd.	2.125%	3/30/25	100	123
					5,258
Technology (1.6%)
	Atlassian Corp.	5.250%	5/15/29	190	190
	Atlassian Corp.	5.500%	5/15/34	170	168
	Block Inc.	2.750%	6/1/26	10	9
	Block Inc.	3.500%	6/1/31	30	26
[6]	Block Inc.	6.500%	5/15/32	115	117
[6]	Boost Newco Borrower LLC	7.500%	1/15/31	35	37
	Broadcom Inc.	3.150%	11/15/25	500	485
	Broadcom Inc.	3.459%	9/15/26	610	587
	Broadcom Inc.	4.150%	11/15/30	190	179
[6]	Broadcom Inc.	4.150%	4/15/32	285	263
[6]	Broadcom Inc.	3.419%	4/15/33	510	440
[6]	Broadcom Inc.	4.926%	5/15/37	890	837
[6]	Central Parent LLC	8.000%	6/15/29	75	76

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Cloud Software Group Inc.	6.500%	3/31/29	40	38
[6]	Cloud Software Group Inc.	9.000%	9/30/29	40	39
[6]	Cloud Software Group Inc.	8.250%	6/30/32	140	143
	Cotiviti Inc.	7.625%	5/1/31	5	5
	Dell International LLC	4.900%	10/1/26	160	158
	Dell International LLC	5.400%	4/15/34	409	405
	Dell International LLC	8.350%	7/15/46	46	58
[6]	Entegris Inc.	4.750%	4/15/29	395	377
[6]	Entegris Inc.	5.950%	6/15/30	300	297
[8]	Fidelity National Information Services Inc.	1.000%	12/3/28	100	95
	Global Payments Inc.	4.800%	4/1/26	540	533
[6]	Imola Merger Corp.	4.750%	5/15/29	155	145
[6]	Insight Enterprises Inc.	6.625%	5/15/32	15	15
	Intel Corp.	4.100%	5/19/46	186	148
	Intel Corp.	4.900%	8/5/52	100	88
	Intel Corp.	5.900%	2/10/63	120	120
	Kyndryl Holdings Inc.	6.350%	2/20/34	140	142
[6]	McAfee Corp.	7.375%	2/15/30	70	65
	Oracle Corp.	3.850%	7/15/36	250	211
	Oracle Corp.	4.000%	11/15/47	424	321
[6]	Rocket Software Inc.	9.000%	11/28/28	40	41
	Seagate HDD Cayman	8.250%	12/15/29	30	32
	Seagate HDD Cayman	8.500%	7/15/31	25	27
	Texas Instruments Inc.	5.150%	2/8/54	460	440
	Texas Instruments Inc.	5.050%	5/18/63	410	380
[6]	UKG Inc.	6.875%	2/1/31	65	66
	VMware LLC	1.800%	8/15/28	360	315
	VMware LLC	2.200%	8/15/31	290	236
[6]	Williams Scotsman Inc.	7.375%	10/1/31	20	21
[6]	Xerox Holdings Corp.	8.875%	11/30/29	25	24
					8,399
Utilities (3.6%)
	AEP Texas Inc.	5.450%	5/15/29	250	251
[2]	AEP Transmission Co. LLC	3.650%	4/1/50	200	144
	AEP Transmission Co. LLC	5.400%	3/15/53	130	124
	AES Corp.	5.450%	6/1/28	250	250
	Ameren Corp.	5.700%	12/1/26	830	836
	American Electric Power Co. Inc.	5.699%	8/15/25	920	920
[8]	Amprion GmbH	3.450%	9/22/27	200	213
[2,8]	Amprion GmbH	3.875%	9/7/28	100	108
	Atmos Energy Corp.	6.200%	11/15/53	170	183
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	226	180
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	339	266
	Black Hills Corp.	6.000%	1/15/35	340	342
[6]	Calpine Corp.	4.500%	2/15/28	102	97
[6]	Calpine Corp.	5.125%	3/15/28	50	48
[6]	Calpine Corp.	4.625%	2/1/29	30	28
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	70	67
	CenterPoint Energy Inc.	5.250%	8/10/26	1,500	1,497
	CenterPoint Energy Inc.	3.700%	9/1/49	200	144
[6]	Clearway Energy Operating LLC	4.750%	3/15/28	265	253
[6]	Clearway Energy Operating LLC	3.750%	1/15/32	10	9
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	280	279
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	560	573
	DTE Energy Co.	2.950%	3/1/30	200	176
	Duke Energy Carolinas LLC	3.750%	6/1/45	130	98
	Duke Energy Corp.	3.300%	6/15/41	226	164
	Duke Energy Florida LLC	6.200%	11/15/53	170	180
	Duke Energy Ohio Inc.	5.650%	4/1/53	160	154
	Duke Energy Ohio Inc.	5.550%	3/15/54	460	443
	Duke Energy Progress LLC	4.100%	5/15/42	200	163
[6]	EDP Finance BV	3.625%	7/15/24	590	589
[6]	Enel Finance America LLC	2.875%	7/12/41	300	196
	Entergy Texas Inc.	5.000%	9/15/52	70	62
	Entergy Texas Inc.	5.800%	9/1/53	160	160
	Exelon Corp.	4.450%	4/15/46	660	545
	Exelon Corp.	4.100%	3/15/52	100	77
	Exelon Corp.	5.600%	3/15/53	190	183
	FirstEnergy Corp.	2.650%	3/1/30	120	104

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	FirstEnergy Corp.	2.250%	9/1/30	70	59
[6]	FirstEnergy Pennsylvania Electric Co.	5.150%	3/30/26	110	109
[6]	FirstEnergy Transmission LLC	4.550%	4/1/49	180	149
	Georgia Power Co.	5.004%	2/23/27	820	818
	Georgia Power Co.	5.125%	5/15/52	100	93
	MidAmerican Energy Co.	5.300%	2/1/55	710	676
[2,8]	National Grid Electricity Distribution East Midlands plc	3.530%	9/20/28	200	213
[9]	National Grid Electricity Distribution plc	3.500%	10/16/26	200	243
	National Grid plc	5.602%	6/12/28	350	353
	Nevada Power Co.	6.000%	3/15/54	200	203
[6]	NextEra Energy Operating Partners LP	4.250%	7/15/24	30	30
[6]	Niagara Mohawk Power Corp.	5.664%	1/17/54	220	211
	NiSource Inc.	5.200%	7/1/29	650	648
	OGE Energy Corp.	5.450%	5/15/29	40	40
	Pacific Gas & Electric Co.	3.150%	1/1/26	225	217
	Pacific Gas & Electric Co.	5.550%	5/15/29	420	421
	Pacific Gas & Electric Co.	2.500%	2/1/31	57	47
	Pacific Gas & Electric Co.	6.150%	1/15/33	220	223
	Pacific Gas & Electric Co.	4.500%	7/1/40	79	65
	Pacific Gas & Electric Co.	3.300%	8/1/40	80	57
	Pacific Gas & Electric Co.	3.500%	8/1/50	57	37
[6]	Pattern Energy Operations LP	4.500%	8/15/28	15	14
	PPL Electric Utilities Corp.	5.250%	5/15/53	230	219
	Public Service Enterprise Group Inc.	5.200%	4/1/29	970	968
[6]	Rayburn Country Securitization LLC	2.307%	12/1/30	166	150
	Southern California Edison Co.	5.450%	6/1/31	530	534
	Tampa Electric Co.	3.875%	7/12/24	100	100
	Union Electric Co.	5.450%	3/15/53	450	434
[2]	Virginia Electric & Power Co.	3.800%	9/15/47	700	518
	Virginia Electric & Power Co.	5.450%	4/1/53	140	134
[6]	Vistra Operations Co. LLC	5.625%	2/15/27	40	39
[6]	Vistra Operations Co. LLC	5.000%	7/31/27	130	126
[6]	Vistra Operations Co. LLC	7.750%	10/15/31	95	99
[6]	Vistra Operations Co. LLC	6.875%	4/15/32	35	36
[9]	Yorkshire Water Finance plc	1.750%	11/26/26	100	114
					18,503
Total Corporate Bonds (Cost $209,685)					204,415
Floating Rate Loan Interests (0.8%)
[7]	AAdvantage Loyalty IP Ltd. Initial Term Loan, TSFR3M + 4.750%	10.336%	4/20/28	1,680	1,733
[7]	Bausch + Lomb Corp. Initial Term Loan, TSFR1M + 3.250%	8.689%	5/10/27	30	30
[7]	Bausch Health Cos. Inc. Second Amendment Term Loan, TSFR1M + 5.250%	10.694%	2/1/27	148	135
[7]	Berry Global Inc. Term Loan Z, TSFR1M + 1.750%	7.191%	7/1/26	232	233
[7]	Boost Newco Borrower LLC Initial Term Loan, TSFR3M + 3.000%	8.335%	1/31/31	10	10
[7]	Chemours Co. Tranche B-3 Term Loan, TSFR1M + 3.500%	8.844%	8/18/28	66	65
[7]	Cloud Software Group Inc. Term Loan B, TSFR1M + 4.500%	9.944%	3/29/29	8	8
[7]	Cotiviti Inc. Term Loan, TSFR1M + 3.250%	8.579%	5/1/31	20	20
[7]	DaVita Inc. Tranche B-1 Term Loan, TSFR1M + 1.750%	7.208%	8/12/26	74	74
[7]	Endo Finance Holdings Inc. Initial Term Loan, TSFR3M + 4.500%	9.826%	4/23/31	50	50
[7]	First Student Bidco Inc. B-2 Term Loan, TSFR3M + 3.000%	8.435%	7/21/28	107	107
[7]	First Student Bidco Inc. Initial Term Loan B, TSFR3M + 3.000%	8.564%	7/21/28	84	84
[7]	First Student Bidco Inc. Initial Term Loan C, TSFR3M + 3.000%	8.564%	7/21/28	24	24
[7]	Frontier Communications Holdings LLC Term Loan B, TSFR1M + 3.500%	8.763%	6/20/31	40	40
[7]	Grant Thornton Advisors LLC Initial Term Loan, TSFR3M + 3.250%	8.597%	6/2/31	35	35
[7]	Hub International Ltd. Incremental Term Loan, TSFR3M + 3.250%	8.575%	6/20/30	45	45
[7]	McAfee Corp. Term Loan B, TSFR1M + 3.750%	9.193%	3/1/29	108	108
[7]	Medline Borrower LP Term Loan, TSFR1M + 2.750%	8.094%	10/23/28	360	361
[7]	MI Windows & Doors LLC Incremental Term Loan, TSFR1M + 3.500%	8.844%	3/28/31	10	10
[7]	Mileage Plus Holdings LLC Initial Term Loan, TSFR3M + 5.250%	10.744%	6/21/27	7	7
[7]	NCR Atleos LLC Term Loan B, TSFR3M + 4.750%	10.180%	3/27/29	55	55
[7]	SBA Senior Finance II LLC Initial Term Loan, TSFR1M + 2.000%	7.350%	1/25/31	55	55
[7]	Sedgwick Claims Management Services Inc. Term Loan B, TSFR1M + 3.000%	8.335%	6/30/31	70	70
[7]	SkyMiles IP Ltd. Initial Term Loan, TSFR3M + 3.750%	9.075%	10/20/27	124	127
[7]	Star Parent Inc. Term Loan, TSFR3M + 4.000%	9.309%	9/27/30	25	25
[7]	Truist Insurance Holdings LLC Second Lien Initial Term Loan, TSFR3M + 4.750%	10.086%	5/6/32	25	25
[7]	United AirLines Inc. Term Loan B, TSFR1M + 2.750%	8.094%	2/22/31	10	10
[7]	Wyndham Hotels & Resorts Inc. Term Loan B, TSFR1M + 1.750%	7.172%	5/24/30	293	293
Total Floating Rate Loan Interests (Cost $3,821)					3,839

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Sovereign Bonds (16.3%)
[10]	Arab Republic of Egypt	0.000%	3/11/25	47,000	823
[2]	Arab Republic of Egypt	8.700%	3/1/49	350	262
[2]	Arab Republic of Egypt	8.875%	5/29/50	200	152
[2]	Argentine Republic	4.250%	1/9/38	725	333
[2]	Argentine Republic	3.500%	7/9/41	535	210
[2]	Argentine Republic	3.625%	7/9/46	105	46
	Asian Infrastructure Investment Bank	4.250%	3/13/34	2,498	2,439
[2]	Bermuda	3.717%	1/25/27	200	191
[2,6]	Caisse d'Amortissement de la Dette Sociale	4.500%	5/22/29	1,503	1,497
[2]	Cassa Depositi e Prestiti SpA	5.875%	4/30/29	1,897	1,927
[2,6]	CDP Financial Inc.	4.875%	6/5/29	1,857	1,876
[2,6]	Central American Bank for Economic Integration	5.000%	1/25/27	1,819	1,815
	Corp. Andina de Fomento	5.000%	1/24/29	2,102	2,100
[2]	Corp. Nacional del Cobre de Chile	5.125%	2/2/33	1,475	1,395
[2]	Dominican Republic	5.500%	1/27/25	983	982
[2]	Dominican Republic	6.875%	1/29/26	622	630
[2]	Empresa Nacional del Petroleo	3.750%	8/5/26	430	411
[2]	Empresa Nacional del Petroleo	5.250%	11/6/29	1,000	975
[2]	Eskom Holdings SOC Ltd.	7.125%	2/11/25	400	398
[8]	European Investment Bank	2.875%	10/15/31	1,838	1,954
[2,8]	European Union	0.300%	11/4/50	2,695	1,356
[2,8]	European Union	3.000%	3/4/53	473	459
[2,8]	European Union	3.375%	10/5/54	396	407
	Federative Republic of Brazil	7.125%	5/13/54	200	193
[6,8]	Hellenic Republic	3.375%	6/15/34	3,014	3,130
[6,8]	Hellenic Republic	4.125%	6/15/54	707	728
[11]	Japan International Cooperation Agency	4.750%	5/21/29	580	583
[2]	Kingdom of Bahrain	5.250%	1/25/33	300	267
[2]	Kingdom of Bahrain	6.250%	1/25/51	200	166
[6]	Kingdom of Belgium	4.875%	6/10/55	1,290	1,266
[2]	Kingdom of Morocco	2.375%	12/15/27	400	356
[2]	Kingdom of Morocco	4.000%	12/15/50	520	357
[2,6]	Kingdom of Saudi Arabia	5.750%	1/16/54	1,545	1,493
[6,8]	Kingdom of Spain	3.250%	4/30/34	1,254	1,324
[6,8]	Kingdom of Spain	3.450%	10/31/34	1,114	1,188
[6,8]	Kingdom of Spain	4.000%	10/31/54	581	619
[2]	Oman Government Bond	4.875%	2/1/25	500	496
[2]	Oman Government Bond	4.750%	6/15/26	2,400	2,351
[2]	Paraguay Government Bond	4.700%	3/27/27	1,519	1,478
[2,8]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	2.875%	10/25/25	800	842
[2]	Petroleos del Peru SA	5.625%	6/19/47	227	144
	Petroleos Mexicanos	6.875%	8/4/26	645	632
	Petroleos Mexicanos	6.500%	3/13/27	1,120	1,065
	Petroleos Mexicanos	6.750%	9/21/47	740	486
[2]	Petroliam Nasional Bhd.	7.625%	10/15/26	2,600	2,730
	Republic of Chile	3.125%	1/21/26	3,000	2,895
[2]	Republic of Colombia	4.500%	3/15/29	7,460	6,799
[2]	Republic of Colombia	3.000%	1/30/30	5,810	4,750
[2]	Republic of Colombia	4.125%	5/15/51	300	179
[2]	Republic of Colombia	8.750%	11/14/53	430	452
[2,8]	Republic of Cyprus	3.250%	6/27/31	1,090	1,165
[2]	Republic of Ecuador	6.000%	7/31/30	190	118
[2,6]	Republic of El Salvador	9.250%	4/17/30	150	132
[2]	Republic of El Salvador	7.650%	6/15/35	180	130
[2]	Republic of Guatemala	4.375%	6/5/27	300	286
[2]	Republic of Guatemala	5.250%	8/10/29	250	240
[8]	Republic of Iceland	3.500%	3/21/34	745	803
[2,8]	Republic of Indonesia	3.375%	7/30/25	1,000	1,062
[4,8]	Republic of Lithuania	3.500%	7/3/31	462	490
	Republic of Panama	8.875%	9/30/27	500	540
[2]	Republic of Paraguay	5.000%	4/15/26	1,510	1,490
	Republic of Peru	7.350%	7/21/25	3,060	3,118
[2,8]	Republic of Romania	2.125%	3/7/28	633	624
[2,8]	Republic of Romania	1.750%	7/13/30	132	115
[6,8]	Republic of Romania	5.375%	3/22/31	950	1,009
	Republic of Turkiye	9.375%	3/14/29	300	326
	Republic of Turkiye	4.875%	4/16/43	810	571
[2]	Republic of Uzbekistan International Bond	7.850%	10/12/28	833	859

			Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Republic of Uzbekistan International Bond		5.375%	2/20/29	867	810
[2]	Republic of Vietnam		4.800%	11/19/24	2,658	2,640
[2]	Serbia International Bond		6.250%	5/26/28	1,185	1,201
[2,8]	Societe Des Grands Projets EPIC		0.700%	10/15/60	700	278
[2,12]	Southern Gas Corridor CJSC		6.875%	3/24/26	965	972
	State of Israel		5.750%	3/12/54	340	305
[2,8]	State of North Rhine-Westphalia Germany		3.000%	6/6/29	1,446	1,555
	United Mexican States		4.125%	1/21/26	600	587
	United Mexican States		4.150%	3/28/27	220	213
[2]	United Mexican States		6.350%	2/9/35	1,235	1,242
[2,6]	Uzbekneftegaz JSC		4.750%	11/16/28	600	504
[8]	Ville de Paris		3.750%	6/22/48	700	725
Total Sovereign Bonds (Cost $84,249)						83,717
					Shares
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[13]	Vanguard Market Liquidity Fund (Cost $3,760)		5.380%		37,607	3,760
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
	3-Years Interest Rate Swap, Pays SOFR Annually, Receives 4.545% Annually	BNPSW	7/18/24	4.545%	21,125	169
Put Swaptions
	5-Year CDX-NA-HY-S42-V1, Credit Protection Purchased, Pays 5.000% Quarterly	JPMC	7/17/24	1.010%	9,025	1
	5-Year CDX-NA-IG-S42-V1, Credit Protection Purchased, Pays 1.000% Quarterly	JPMC	7/17/24	0.650%	9,185	1
	5-Year CDX-NA-IG-S42-V1, Credit Protection Purchased, Pays 1.000% Quarterly	JPMC	7/17/24	0.650%	9,060	1
	5-Years Interest Rate Swap, Receives SOFR Annually, Pays 4.050% Annually	GSI	9/12/24	4.050%	2,250	16
						19
Total Options Purchased (Cost $190)						188
Total Investments (100.8%) (Cost $526,524)						516,801

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-1.0%)
[2,3,4]	UMBS Pool (Proceeds $5,338)	6.000%	12/1/52–7/25/54	(5,307)	(5,316)
Other Assets and Liabilities—Net (0.2%)					1,180
Net Assets (100%)					512,665
Cost is in $000.
1	Securities with a value of $808,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2024.
5	Securities with a value of $1,685,000 have been segregated as initial margin for open futures contracts.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the aggregate value was $76,265,000, representing 14.9% of net assets.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Face amount denominated in euro.
9	Face amount denominated in British pounds.
10	Face amount denominated in Egyptian pounds.
11	Guaranteed by the Government of Japan.
12	Guaranteed by the Republic of Azerbaijan.
13	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
BNPSW—BNP Paribas.
DAC—Designated Activity Company.
EURIBOR—Euro Interbank Offered Rate.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Excercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
2-Years Interest Rate Swap, Receives SOFR Annually, Pays 4.735% Annually	BNPSW	7/18/24	4.735%	23,725	(104)
5-Years Interest Rate Swap, Receives SOFR Annually, Pays 4.335% Annually	BNPSW	7/18/24	4.335%	3,620	(51)
					(155)
Put Swaptions
5-Years Interest Rate Swap, Pays SOFR Annually, Receives 4.250% Annually	GSI	9/12/24	4.250%	4,500	(17)
Total Options Written (Premiums Received $160)					(172)
BNPSW—BNP Paribas.
GSI—Goldman Sachs International.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2024	80	16,337	(11)
5-Year U.S. Treasury Note	September 2024	31	3,304	1
10-Year U.S. Treasury Note	September 2024	180	19,797	(31)
Long U.S. Treasury Bond	September 2024	13	1,538	(9)
Ultra Long U.S. Treasury Bond	September 2024	89	11,156	106
				56

Short Futures Contracts
10-Year Japanese Government Bond	September 2024	(10)	(8,879)	(5)
Euro-Bobl	September 2024	(79)	(9,851)	(86)
Euro-BTP	September 2024	(8)	(988)	9
Euro-Bund	September 2024	(3)	(423)	2
Euro-Buxl	September 2024	(36)	(5,021)	(63)
Euro-OAT	September 2024	(22)	(2,901)	22
Euro-Schatz	September 2024	(22)	(2,490)	(10)
Long Gilt	September 2024	(11)	(1,357)	1
Mini 10-Year Japanese Government Bond	September 2024	(15)	(1,331)	—
Ultra 10-Year U.S. Treasury Note	September 2024	(106)	(12,034)	45
				(85)
				(29)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	7/18/24	CHF	42	USD	48	—	—
State Street Bank & Trust Co.	7/18/24	EUR	155	USD	166	—	—
BNP Paribas	7/18/24	EUR	144	USD	154	—	—
JPMorgan Chase Bank, N.A.	7/18/24	EUR	102	USD	110	—	—
Morgan Stanley Capital Services LLC	7/18/24	EUR	97	USD	105	—	(1)

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Canadian Imperial Bank of Commerce	7/18/24	EUR	64	USD	69	—	(1)
Toronto-Dominion Bank	7/18/24	JPY	7,161	USD	45	—	—
UBS AG	7/18/24	JPY	6,678	USD	43	—	(1)
JPMorgan Chase Bank, N.A.	7/18/24	JPY	3,157	USD	20	—	—
Morgan Stanley Capital Services LLC	7/18/24	JPY	2,228	USD	14	—	(1)
State Street Bank & Trust Co.	7/18/24	JPY	543	USD	3	—	—
UBS AG	7/18/24	MXN	2,928	USD	166	—	(6)
Toronto-Dominion Bank	7/18/24	ZAR	1,367	USD	73	2	—
Deutsche Bank AG	7/18/24	USD	36	AUD	54	—	—
JPMorgan Chase Bank, N.A.	3/12/25	USD	624	EGP	36,185	—	(57)
JPMorgan Chase Bank, N.A.	3/12/25	USD	205	EGP	10,815	1	—
State Street Bank & Trust Co.	7/18/24	USD	28,543	EUR	26,207	455	—
Royal Bank of Canada	7/18/24	USD	784	EUR	730	3	—
UBS AG	7/18/24	USD	144	EUR	134	1	—
Barclays Bank plc	7/18/24	USD	123	EUR	115	—	—
JPMorgan Chase Bank, N.A.	7/18/24	USD	65	EUR	60	1	—
State Street Bank & Trust Co.	7/18/24	USD	36	EUR	34	—	—
Morgan Stanley Capital Services LLC	7/18/24	USD	30	EUR	28	—	—
UBS AG	7/18/24	USD	2,787	GBP	2,181	30	—
State Street Bank & Trust Co.	7/18/24	USD	130	GBP	102	1	—
Barclays Bank plc	7/18/24	USD	24	GBP	19	—	—
Citibank, N.A.	7/18/24	USD	14	GBP	11	—	—
Toronto-Dominion Bank	7/18/24	USD	72	JPY	11,166	2	—
State Street Bank & Trust Co.	7/18/24	USD	64	JPY	10,050	2	—
Royal Bank of Canada	7/18/24	USD	30	JPY	4,640	1	—
UBS AG	7/18/24	USD	29	JPY	4,551	1	—
Toronto-Dominion Bank	7/18/24	USD	29	NZD	47	—	—
						500	(67)
AUD—Australian dollar.
CHF—Swiss franc.
EGP—Egyptian pound.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
NZD—New Zealand dollar.
USD—U.S. dollar.
ZAR—South African rand.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
iTraxx Europe-S41-V1	6/20/29	EUR	600	1.000	12	—

Credit Protection Purchased
CDX-NA-IG-S42-V1	6/20/29	USD	18,071	(1.000)	(379)	14
						14
1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
People's Republic of China/A1	6/20/29	GSI	315	1.000	5	4	1	—
United Mexican States/Baa2	6/20/29	BARC	3,645	1.000	(16)	(6)	—	(10)
					(11)	(2)	1	(10)
Credit Protection Purchased
Malaysia	6/20/29	GSI	614	(1.000)	(15)	(16)	1	—
Petroleos Mexicanos	12/20/26	BARC	2,000	(1.000)	116	103	13	—
Republic of Colombia	6/20/29	BANA	1,090	(1.000)	44	35	9	—
Republic of Colombia	6/20/29	JPMC	9,685	(1.000)	393	320	73	—
					538	442	96	—
					527	440	97	(10)
1 Periodic premium received/paid quarterly.
BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At June 30, 2024, the counterparties had deposited in segregated accounts securities with a value of $305,000 in connection with open forward currency contracts and over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
3/15/26	N/A	500[1]	5.200[2]	(3.750)[3]	12	9
4/22/26	4/22/25[4]	1,950,500[5]	0.000[6]	(0.525)[7]	1	1
6/30/26	9/3/24[4]	6,400[8]	0.000[9]	(4.456)[3]	—	—
6/30/26	9/3/24[4]	3,200[8]	4.416[3]	(0.000)[9]	(4)	(4)
6/30/26	9/3/24[4]	3,200[8]	4.429[3]	(0.000)[9]	(3)	(3)
7/22/26	7/22/24[4]	11,863[8]	4.527[3]	(0.000)[9]	(1)	—
7/22/27	7/22/24[4]	10,563[8]	0.000[9]	(4.265)[3]	3	2
3/15/28	N/A	600[1]	5.200[2]	(3.500)[3]	20	16
5/14/28	5/14/27[4]	41,955[8]	3.871[7]	(0.000)[10]	84	84
5/17/28	5/17/27[4]	21,000[8]	3.715[7]	(0.000)[10]	14	14
7/22/29	7/22/24[4]	1,810[8]	4.020[3]	(0.000)[9]	(1)	(1)
3/11/34	N/A	1,300[11]	3.326[3]	(3.656)[12]	73	73
5/14/34	5/14/29[4]	9,820[8]	0.000[9]	(3.961)[3]	(72)	(72)
5/17/34	5/17/29[4]	4,885[8]	0.000[9]	(3.841)[3]	(14)	(14)
2/15/40	9/3/24[4]	2,100[8]	4.089[3]	(0.000)[9]	45	45
					157	150
1 Notional amount denominated in British pound.
2 Based on Sterling Overnight Index Average Rate (SONIA) as of the most recent reset date. Interest payment received/paid annually.
3 Interest payment received/paid annually.
4 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
5 Notional amount denominated in Japanese yen.
6 Based on Tokyo Overnight Average Rate (TONAR) as of the most recent reset date. Interest payment received/paid at maturity.
7 Interest payment received/paid at maturity.
8 Notional amount denominated in U.S. dollar.
9 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
10 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid at maturity.
11 Notional amount denominated in euro.
12 Based on Euro Short Term Rate (ESTR) as of the most recent reset date. Interest payment received/paid annually.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
D.  Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E.  Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
F.  Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
The fund had no open options contracts on futures at June 30, 2024.

G.  Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange.  The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
H.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
I.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
J.  Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund  trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
K.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	183,785	—	183,785
Asset-Backed/Commercial Mortgage-Backed Securities	—	37,097	—	37,097
Corporate Bonds	—	204,415	—	204,415
Floating Rate Loan Interests	—	3,839	—	3,839
Sovereign Bonds	—	83,717	—	83,717
Temporary Cash Investments	3,760	—	—	3,760
Options Purchased	—	188	—	188
Total	3,760	513,041	—	516,801
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	5,316	—	5,316

Derivative Financial Instruments
Assets
Futures Contracts[1]	186	—	—	186
Forward Currency Contracts	—	500	—	500
Swap Contracts	258[1]	97	—	355
Total	444	597	—	1,041
Liabilities
Options Written	—	172	—	172
Futures Contracts[1]	215	—	—	215
Forward Currency Contracts	—	67	—	67
Swap Contracts	94[1]	10	—	104
Total	309	249	—	558
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.